UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSRS

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

Investment Company Act file number 811-07882

Name of Fund: Master Enhanced International Series of
              Quantitative Master Series LLC

Fund Address: P.O. Box 9011
              Princeton, NJ 08543-9011

Name and address of agent for service: Robert C. Doll, Jr., Chief Executive
      Officer, Master Enhanced International Series of Quantitative Master Series LLC, 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant's telephone number, including area code:  (800) 441-7762

Date of fiscal year end: 12/31/07

Date of reporting period: 01/01/07 - 06/30/07

Item 1 - Report to Stockholders

Master Enhanced International Index Series of Quantitative Master Series LLC Semi-Annual Report, June 30, 2007 (Unaudited)

A Discussion With Your Fund's Portfolio Managers

Master Enhanced International Index Series of Quantitative Master Series LLC generally tracked the performance of the benchmark MSCI EAFE Index, as many international markets advanced sharply, despite higher levels of volatility.

How did the portfolio perform during the period in light of the existing market conditions?

For the six-month period ended June 30, 2007, Master Enhanced International Index Series had a net total return of +10.38% (master level). For the same period, the benchmark Morgan Stanley Capital International Europe, Australasia, Far East (MSCI EAFE) Index returned +10.74%. Positive performance from our stock-substitution strategies was offset slightly by negative performance in our stock-selection strategies.

Looking at our stock-selection strategies, positive contributors to performance came from the value, turn-of-the-year, other-Japan and price momentum signals. Detracting from the Fund's performance were the Japan value, earnings quality and external financing signals. Risk control positions also detracted from performance. With respect to our stock-substitution strategies, convertible bond arbitrage trades, index rebalance trades and merger arbitrage trades each generated positive performance during the period.

International markets remained on a persistently upward path during the six-month period, but as in the United States, the period was characterized by a return to higher levels of volatility.

In the first quarter of 2007, speculation regarding a slowing U.S. economy and its effect on demand for foreign goods and commodities, coupled with a significant correction in the Chinese equity market at the end of February, made for a volatile period. The global economy proved to be extremely resilient, however, with most markets managing to eke out gains for the quarter. In Europe, stocks benefited from continued robust economic expansion and strong corporate profits. Germany led the way in the region, with its market up 4.9%. The U.K. market was up 2.5% and France's market advanced 1.7%. Japanese equities posted a marginal gain of 0.9% for the first quarter, as a decline in business sentiment (due to uncertainty surrounding the U.S. economy), a minor increase in the yen and the global sell-off in late February depressed performance.

Positive momentum returned to the markets in the second half of the period as corporate activity dominated the headlines. Concerns about the U.S. mortgage market and rising interest rates around the globe, coupled with another substantial decline in Shanghai's main stock index in June, were headwinds. Despite these issues, global equities remained exceptionally resilient, buoyed by healthy economies and strong corporate earnings. European stocks, in particular, produced significant gains in the second quarter, thanks to robust exports and continually strong merger-and-acquisition (M&A) activity. German stocks skyrocketed 17.21%, French equities were up 11.40% and U.K. stocks trailed the pack with a 7.76% gain. As was the case in the first quarter, Japanese stocks continued to struggle somewhat compared to other developed markets, but still advanced 4.97% for the quarter.

The inflation background was fairly benign during the semi-annual period, though there was some noteworthy central bank activity. In the United States, the Federal Reserve Board (Fed) remained on hold, opting to keep the federal funds target rate unchanged at 5.25%. In contrast, the European Central Bank (ECB) continued to tighten monetary policy, increasing its benchmark interest rate two times (25 basis points each) to end the period at 4.0%. Given the ECB's continued concerns regarding higher oil prices, wage increase demands and volatile markets, further rate increases are widely expected. Meanwhile, the Bank of Japan increased its policy rate by 25 basis points to 0.5% in February, but opted to leave monetary policy unchanged in June.

For the six-month period, all 16 European MSCI country indexes delivered solid gains, in U.S.-dollar terms, though there was some dispersion among returns. Robust economic growth, characterized by high business and consumer confidence, tame inflation and record low unemployment levels, as well as record-setting levels of corporate activity (M&A, leveraged buyouts and share buybacks) were the key drivers of performance. The strongest-performing European markets were Finland (+27.59), Germany (+24.08) and Portugal (+23.02), while Ireland (+2.60%), Italy (+5.16%) and Switzerland (+5.72%) were the laggards.

In the Australasia/Far East region, Singapore (+21.93%), Australia (+20.48%) and New Zealand (+14.16%) were the top performers for the six months, while Japan and Hong Kong posted smaller gains of 2.85% and 6.34%, respectively. In Japan, corporate capital spending was robust and export growth remained firm, as evidenced by an annualized first-quarter GDP growth rate of 3.3%. Domestic demand, in the form of consumption and investment, however, seemed less well established.

All industry sectors in the MSCI EAFE Index posted positive returns for the semi-annual period, in U.S. dollar terms. The best-performing sectors were materials (+25.36%), industrials (+19.75%) and energy (+16.59%). Increased demand from rapidly growing developing economies, such as China and India, boosted shares of materials and industrials stocks. The energy sector, which was the worst performer during the first quarter as a result of unusually warm winter conditions in Europe and Northeast Asia, outperformed the broader market in the second quarter. Strong global demand and low gasoline inventories stemming from tightness within the U.S. refining system contributed to higher crude oil prices and, as a result, sent energy stock prices higher. Healthcare was the weakest-performing sector within the MSCI EAFE Index, up merely 0.76% for the six-month period.

What changes were made to the portfolio during the period?

Throughout the period, as changes were made to the composition of the MSCI EAFE Index, we purchased and sold securities to maintain the portfolio's objective of tracking the risks and return of the benchmark.

We continued to use our quantitative stock-selection and stock-substitution strategies in an effort to generate returns above those offered by the Index. The goal of our stock-selection process is to use quantitative techniques to determine whether a stock might outperform or underperform the market. We analyze each security using quantitative screens that provide signals that ultimately inform our investment decisions. These signals may include earnings quality, valuations, earnings surprises, external financing, short interest and price momentum factors, among others.

We also apply stock-substitution strategies opportunistically as a value-added trading strategy. Our goal is to take advantage of temporary price strength in a security that might result from a corporate acquisition, corporate restructuring or Index composition change. We also might employ convertible bond substitution when opportunities exist, taking a position in a company's convertible securities -- bonds that can be exchanged for shares of stock, in certain situations -- as a cheaper alternative to buying its equity shares.

During the second quarter, we increased our exposure to the price momentum signal and reduced our turn-of-the-year signal exposure. In the third quarter, we will introduce the capital investment signal that is to be used in conjunction with the current external financing signal.

How would you characterize the portfolio's position at the close of the period?

In line with our objective, the portfolio remains positioned to match the risk characteristics of its benchmark, irrespective of the future direction of international markets.

Leon Roisenberg
Co-Portfolio Manager

Jeffrey L. Russo, CFA
Co-Portfolio Manager
July 24, 2007

Master Enhanced International Series

Portfolio Information as of June 30, 2007
-------------------------------------------------------------------------
                                                          Percent of
Geographic Allocation                               Long-Term Investments
-------------------------------------------------------------------------
United Kingdom                                              22.3%
Japan                                                       20.4
France                                                      10.6
Germany                                                      8.3
Switzerland                                                  6.4
Australia                                                    5.5
Italy                                                        4.1
Spain                                                        4.1
Netherlands                                                  4.0
Sweden                                                       2.5
Finland                                                      1.6
United States                                                2.1
Singapore                                                    1.1
Denmark                                                      1.1
Hong Kong                                                    1.1
Belgium                                                      1.0
Ireland                                                      0.9
Norway                                                       0.9
Greece                                                       0.6
Austria                                                      0.5
Portugal                                                     0.5
New Zealand                                                  0.2
Luxembourg                                                   0.2
Cayman Islands                                                -- *
Bermuda                                                       -- *
------------------------------------------------------------------------

* Amount is less than 0.1%.

Master Enhanced In Series
Schedule of Investments June 30, 2007 (Unaudited)             (in U.S. dollars)

                                                                   Shares
                  Industry                                           Held  Common Stocks                                   Value
------------------------------------------------------------------------------------------------------------------------------------
Europe
------------------------------------------------------------------------------------------------------------------------------------
Austria - 0.5%    Commercial Banks - 0.1%                           2,210  Erste Bank der Oesterreichischen
                                                                           Sparkassen AG                                $    172,249
                                                                      402  Raiffeisen International Bank Holding AG           63,496
                                                                                                                        ------------
                                                                                                                             235,745
                  ------------------------------------------------------------------------------------------------------------------
                  Construction Materials - 0.2%                     5,929  RHI AG (c)                                        323,628
                  ------------------------------------------------------------------------------------------------------------------
                  Containers & Packaging - 0.0%                        45  Mayr-Melnhof Karton AG                             10,207
                  ------------------------------------------------------------------------------------------------------------------
                  Metals & Mining - 0.0%                            1,063  Voestalpine AG                                     89,356
                  ------------------------------------------------------------------------------------------------------------------
                  Oil, Gas & Consumable Fuels - 0.2%                4,199  OMV AG                                            280,096
                  ------------------------------------------------------------------------------------------------------------------
                  Real Estate Management & Development - 0.0%          31  IMMOFINANZ Immobilien Anlagen AG (c)                  452
                                                                      252  Meinl European Land Ltd. (c)                        7,223
                                                                                                                        ------------
                                                                                                                               7,675
                  ------------------------------------------------------------------------------------------------------------------
                                                                           Total Common Stocks in Austria                    946,707
------------------------------------------------------------------------------------------------------------------------------------
Belgium - 1.0%    Beverages - 0.1%                                  2,210  InBev NV                                          175,045
                  ------------------------------------------------------------------------------------------------------------------
                  Chemicals - 0.1%                                  1,541  Solvay SA                                         242,576
                  ------------------------------------------------------------------------------------------------------------------
                  Commercial Banks - 0.2%                           3,489  Dexia                                             108,983
                                                                    1,440  KBC Bancassurance Holding                         194,067
                                                                                                                        ------------
                                                                                                                             303,050
                  ------------------------------------------------------------------------------------------------------------------
                  Distributors - 0.0%                                  41  D'ieteren SA                                       18,328
                  ------------------------------------------------------------------------------------------------------------------
                  Diversified Financial Services - 0.3%            13,350  Fortis                                            565,824
                  ------------------------------------------------------------------------------------------------------------------
                  Electrical Equipment - 0.0%                           2  Bekaert SA                                            293
                  ------------------------------------------------------------------------------------------------------------------
                  Food & Staples Retailing - 0.2%                   3,523  Delhaize Group                                    346,034
                  ------------------------------------------------------------------------------------------------------------------
                  Health Care Technology - 0.0%                        32  AGFA-Gevaert NV                                       825
                  ------------------------------------------------------------------------------------------------------------------
                  Marine - 0.0%                                       138  Compagnie Maritime Belge SA (CMB)                   9,633
                  ------------------------------------------------------------------------------------------------------------------
                  Pharmaceuticals - 0.1%                            2,758  UCB SA                                            163,122
                  ------------------------------------------------------------------------------------------------------------------
                  Wireless Telecommunication Services - 0.0%           70  Mobistar SA                                         5,963
                  ------------------------------------------------------------------------------------------------------------------
                                                                           Total Common Stocks in Belgium                  1,830,693
------------------------------------------------------------------------------------------------------------------------------------
Denmark - 1.0%    Beverages - 0.5%                                  7,550  Carlsberg A/S                                     912,627
                  ------------------------------------------------------------------------------------------------------------------
                  Commercial Banks - 0.1%                           3,792  Danske Bank A/S                                   155,063
                                                                        1  Sydbank A/S                                            48
                                                                                                                        ------------
                                                                                                                             155,111
                  ------------------------------------------------------------------------------------------------------------------
                  Electrical Equipment - 0.1%                       2,229  Vestas Wind Systems A/S (c)                       146,272
                  ------------------------------------------------------------------------------------------------------------------
                  Food Products - 0.0%                                225  East Asiatic Co., Ltd. A/S                         12,374
                  ------------------------------------------------------------------------------------------------------------------
                  Health Care Equipment & Supplies - 0.0%           4,342  GN Store Nord A/S (c)                              51,250
                  ------------------------------------------------------------------------------------------------------------------
                  Insurance - 0.0%                                    198  Topdanmark A/S (c)                                 33,762
                  ------------------------------------------------------------------------------------------------------------------
                  Machinery - 0.0%                                    250  NKT Holding A/S                                    24,817
                  ------------------------------------------------------------------------------------------------------------------
                  Marine - 0.0%                                         5  AP Moller - Maersk A/S                             60,140
                  ------------------------------------------------------------------------------------------------------------------
                  Oil, Gas & Consumable Fuels - 0.0%                  400  D/S Torm A/S                                       14,925
                  ------------------------------------------------------------------------------------------------------------------

Master Enhanced International Series
Schedule of Invest June 30, 2007                              (in U.S. dollars)

                                                                   Shares
                  Industry                                           Held  Common Stocks                                   Value
------------------------------------------------------------------------------------------------------------------------------------
                  Pharmaceuticals - 0.3%                               79  H Lundbeck A/S                               $      2,002
                                                                    4,508  Novo-Nordisk A/S B                                490,358
                                                                                                                        ------------
                                                                                                                             492,360
                  ------------------------------------------------------------------------------------------------------------------
                                                                           Total Common Stocks in Denmark                  1,903,638
------------------------------------------------------------------------------------------------------------------------------------
Finland - 1.5%    Auto Components - 0.0%                                1  Nokian Renkaat Oyj                                     35
                  ------------------------------------------------------------------------------------------------------------------
                  Communications Equipment - 0.8%                  52,687  Nokia Oyj                                       1,479,729
                  ------------------------------------------------------------------------------------------------------------------
                  Construction & Engineering - 0.0%                    35  YIT Oyj                                             1,098
                  ------------------------------------------------------------------------------------------------------------------
                  Electric Utilities - 0.0%                           223  Fortum Oyj                                          6,968
                  ------------------------------------------------------------------------------------------------------------------
                  Food & Staples Retailing - 0.0%                     804  Kesko Oyj Class B                                  53,341
                  ------------------------------------------------------------------------------------------------------------------
                  IT Services - 0.0%                                  900  TietoEnator Oyj                                    28,917
                  ------------------------------------------------------------------------------------------------------------------
                  Insurance - 0.1%                                  5,200  Sampo Oyj                                         149,723
                  ------------------------------------------------------------------------------------------------------------------
                  Machinery - 0.0%                                    460  Cargotec Corp. Class B                             28,288
                                                                       18  Metso Oyj                                           1,059
                                                                      701  Wartsila Oyj                                       46,097
                                                                                                                        ------------
                                                                                                                              75,444
                  ------------------------------------------------------------------------------------------------------------------
                  Metals & Mining - 0.1%                            1,235  Outokumpu Oyj                                      41,538
                                                                      900  Rautaruukki Oyj                                    57,493
                                                                                                                        ------------
                                                                                                                              99,031
                  ------------------------------------------------------------------------------------------------------------------
                  Oil, Gas & Consumable Fuels - 0.0%                   52  Neste Oil Oyj                                       2,038
                  ------------------------------------------------------------------------------------------------------------------
                  Paper & Forest Products - 0.5%                   49,400  Stora Enso Oyj Class R                            929,479
                  ------------------------------------------------------------------------------------------------------------------
                  Pharmaceuticals - 0.0%                              944  Orion Oyj                                          23,625
                  ------------------------------------------------------------------------------------------------------------------
                                                                           Total Common Stocks in Finland                  2,849,428
------------------------------------------------------------------------------------------------------------------------------------
France - 10.0%    Aerospace & Defense - 0.1%                        6,000  European Aeronautic Defense and Space Co.         194,722
                                                                    1,073  Thales SA                                          65,568
                                                                                                                        ------------
                                                                                                                             260,290
                  ------------------------------------------------------------------------------------------------------------------
                  Airlines - 0.2%                                   7,317  Air France-KLM                                    340,457
                  ------------------------------------------------------------------------------------------------------------------
                  Auto Components - 0.2%                            1,727  Compagnie Generale des Etablissements
                                                                           Michelin                                          241,338
                                                                    3,640  Valeo SA                                          195,306
                                                                                                                        ------------
                                                                                                                             436,644
                  ------------------------------------------------------------------------------------------------------------------
                  Automobiles - 0.7%                                  465  Peugeot SA                                         37,461
                                                                    7,553  Renault SA                                      1,211,419
                                                                                                                        ------------
                                                                                                                           1,248,880
                  ------------------------------------------------------------------------------------------------------------------
                  Beverages - 0.0%                                    800  Remy Cointreau SA                                  59,857
                  ------------------------------------------------------------------------------------------------------------------
                  Building Products - 0.2%                          3,020  Cie de Saint-Gobain SA                            338,308
                  ------------------------------------------------------------------------------------------------------------------
                  Chemicals - 0.2%                                  3,010  Air Liquide                                       394,980
                  ------------------------------------------------------------------------------------------------------------------
                  Commercial Banks - 0.7%                           4,902  BNP Paribas SA                                    582,277
                                                                      138  Credit Agricole SA                                  5,600
                                                                    4,118  Societe Generale SA                               762,977
                                                                                                                        ------------
                                                                                                                           1,350,854
                  ------------------------------------------------------------------------------------------------------------------
                  Commercial Services & Supplies - 0.1%             2,061  Societe BIC SA                                    151,786

Master Enhanced International Series
Schedule of Investments June 30, 2007                          (in U.S. dollars)

                                                                   Shares
                  Industry                                           Held  Common Stocks                                   Value
------------------------------------------------------------------------------------------------------------------------------------
                  Communications Equipment - 0.2%                  22,199  Alcatel SA                                   $    310,512
                  ------------------------------------------------------------------------------------------------------------------
                  Construction & Engineering - 0.2%                 6,084  Vinci SA                                          454,092
                  ------------------------------------------------------------------------------------------------------------------
                  Construction Materials - 0.2%                     1,919  Lafarge SA                                        349,743
                  ------------------------------------------------------------------------------------------------------------------
                  Diversified Telecommunication Services - 0.0%         1  France Telecom SA                                      27
                  ------------------------------------------------------------------------------------------------------------------
                  Electrical Equipment - 0.8%                         921  Alstom (c)                                        153,579
                                                                    9,064  Schneider Electric SA                           1,269,941
                                                                                                                        ------------
                                                                                                                           1,423,520
                  ------------------------------------------------------------------------------------------------------------------
                  Food & Staples Retailing - 0.6%                   5,967  Carrefour SA                                      419,085
                                                                    6,516  Casino Guichard Perrachon SA                      658,873
                                                                                                                        ------------
                                                                                                                           1,077,958
                  ------------------------------------------------------------------------------------------------------------------
                  Food Products - 0.2%                              4,586  Groupe Danone                                     370,394
                  ------------------------------------------------------------------------------------------------------------------
                  Gas Utilities - 0.5%                             18,276  Gaz de France SA                                  921,934
                  ------------------------------------------------------------------------------------------------------------------
                  Health Care Equipment & Supplies - 0.0%             700  Cie Generale d'Optique Essilor
                                                                           International SA                                   83,374
                  ------------------------------------------------------------------------------------------------------------------
                  Hotels, Restaurants & Leisure - 0.2%              1,376  Accor SA                                          121,639
                                                                    5,200  Groupe Partouche (c)                              109,132
                                                                    1,149  Sodexho Alliance SA                                82,162
                                                                                                                        ------------
                                                                                                                             312,933
                  ------------------------------------------------------------------------------------------------------------------
                  IT Services - 0.2%                                    3  Atos Origin SA (c)                                    187
                                                                    2,940  Cap Gemini SA                                     214,940
                                                                    6,600  GFI Informatique                                   82,526
                                                                                                                        ------------
                                                                                                                             297,653
                  ------------------------------------------------------------------------------------------------------------------
                  Insurance - 0.6%                                 16,952  AXA SA                                            728,693
                                                                    2,355  CNP Assurances                                    300,920
                                                                    1,208  Scor SE                                            32,791
                                                                                                                        ------------
                                                                                                                           1,062,404
                  ------------------------------------------------------------------------------------------------------------------
                  Machinery - 0.1%                                    598  Vallourec SA                                      191,196
                  ------------------------------------------------------------------------------------------------------------------
                  Media - 0.5%                                        798  M6-Metropole Television SA                         25,940
                                                                    4,016  Publicis Groupe                                   177,468
                                                                    1,438  Societe Television Francaise 1                     49,703
                                                                   13,539  Vivendi SA                                        582,417
                                                                                                                        ------------
                                                                                                                             835,528
                  ------------------------------------------------------------------------------------------------------------------
                  Metals & Mining - 0.0%                              800  Arcelor                                            60,473
                  ------------------------------------------------------------------------------------------------------------------
                  Multi-Utilities - 0.5%                           13,551  Suez SA                                           774,689
                                                                      687  Veolia Environnement SA                            53,958
                                                                                                                        ------------
                                                                                                                             828,647
                  ------------------------------------------------------------------------------------------------------------------
                  Multiline Retail - 0.0%                             126  Pinault-Printemps-Redoute                          21,979
                  ------------------------------------------------------------------------------------------------------------------
                  Oil, Gas & Consumable Fuels - 1.1%               25,768  Total SA                                        2,089,224
                  ------------------------------------------------------------------------------------------------------------------
                  Personal Products - 0.1%                          2,114  L'Oreal SA                                        249,876
                  ------------------------------------------------------------------------------------------------------------------
                  Pharmaceuticals - 0.0%                              740  Sanofi-Aventis                                     59,783
                  ------------------------------------------------------------------------------------------------------------------
                  Real Estate Investment Trusts (REITs) - 0.4%      4,061  Gecina SA                                         678,683

Master Enhanced International Series
Schedule of Investments June 30, 2007                          (in U.S. dollars)

                                                                   Shares
                  Industry                                           Held  Common Stocks                                   Value
------------------------------------------------------------------------------------------------------------------------------------
                                                                        1  Klepierre                                    $        169
                                                                      162  Unibail - Rodamco                                  41,429
                                                                                                                        ------------
                                                                                                                             720,281
                  ------------------------------------------------------------------------------------------------------------------
                  Real Estate Management & Development - 0.0%         441  Icade                                              33,969
                  ------------------------------------------------------------------------------------------------------------------
                  Semiconductors & Semiconductor                   45,748  STMicroelectronics NV                             881,661
                  Equipment - 0.5%
                  ------------------------------------------------------------------------------------------------------------------
                  Software - 0.0%                                   1,241  Business Objects SA (c)                            48,476
                  ------------------------------------------------------------------------------------------------------------------
                  Textiles, Apparel & Luxury Goods - 0.1%           2,126  LVMH Moet Hennessy Louis Vuitton SA               244,628
                  ------------------------------------------------------------------------------------------------------------------
                  Transportation Infrastructure - 0.0%                437  Aeroports de Paris                                 50,713
                  ------------------------------------------------------------------------------------------------------------------
                  Wireless Telecommunication Services - 0.6%       13,737  Bouygues                                        1,150,958
                  ------------------------------------------------------------------------------------------------------------------
                                                                           Total Common Stocks in France                  18,713,992
------------------------------------------------------------------------------------------------------------------------------------
Germany - 7.6%    Airlines - 0.0%                                       1  Deutsche Lufthansa AG                                  28
                  ------------------------------------------------------------------------------------------------------------------
                  Automobiles - 0.8%                               11,474  DaimlerChrysler AG                              1,061,483
                                                                       95  Porsche AG (Preference Shares)                    169,433
                                                                    2,051  Volkswagen AG                                     327,394
                                                                                                                        ------------
                                                                                                                           1,558,310
                  ------------------------------------------------------------------------------------------------------------------
                  Capital Markets - 0.5%                            5,771  Deutsche Bank AG Registered Shares                839,976
                                                                      766  MLP AG                                             14,699
                                                                                                                        ------------
                                                                                                                             854,675
                  ------------------------------------------------------------------------------------------------------------------
                  Chemicals - 0.3%                                 23,075  Altana AG                                         557,353
                                                                      127  Bayer AG                                            9,616
                                                                                                                        ------------
                                                                                                                             566,969
                  ------------------------------------------------------------------------------------------------------------------
                  Commercial Banks - 0.0%                               1  Commerzbank AG                                         48
                                                                    1,049  Deutsche Postbank AG                               92,317
                                                                                                                        ------------
                                                                                                                              92,365
                  ------------------------------------------------------------------------------------------------------------------
                  Construction & Engineering - 0.0%                   506  Hochtief AG                                        55,163
                  ------------------------------------------------------------------------------------------------------------------
                  Diversified Financial Services - 0.1%             1,658  Deutsche Boerse AG                                187,842
                  ------------------------------------------------------------------------------------------------------------------
                  Diversified Telecommunication Services - 0.3%    30,165  Deutsche Telekom AG                               557,601
                  ------------------------------------------------------------------------------------------------------------------
                  Electric Utilities - 0.8%                         8,525  E.ON AG                                         1,431,418
                  ------------------------------------------------------------------------------------------------------------------
                  Electrical Equipment - 0.0%                         389  REpower Systems AG (c)                             64,322
                  ------------------------------------------------------------------------------------------------------------------
                  Food & Staples Retailing - 0.1%                   2,272  Metro AG                                          188,643
                  ------------------------------------------------------------------------------------------------------------------
                  Health Care Providers & Services - 0.0%             798  Fresenius Medical Care AG                          36,786
                  ------------------------------------------------------------------------------------------------------------------
                  Hotels, Restaurants & Leisure - 0.0%                  1  TUI AG                                                 28
                  ------------------------------------------------------------------------------------------------------------------
                  Industrial Conglomerates - 0.7%                   9,634  Siemens AG                                      1,386,370
                  ------------------------------------------------------------------------------------------------------------------
                  Insurance - 1.3%                                  8,436  Allianz AG Registered Shares                    1,978,537
                                                                    2,585  Muenchener Rueckversicherungs AG
                                                                           Registered Shares                                 475,778
                                                                                                                        ------------
                                                                                                                           2,454,315
                  ------------------------------------------------------------------------------------------------------------------
                  Machinery - 0.3%                                      2  Heidelberger Druckmaschn AG                            97
                                                                    3,348  MAN AG                                            481,841
                                                                                                                        ------------
                                                                                                                             481,938
                  ------------------------------------------------------------------------------------------------------------------
                  Media - 0.0%                                          1  Premiere AG (c)                                        24
                  ------------------------------------------------------------------------------------------------------------------

Master Enhanced International Series
Schedule of Investments June 30, 2007                          (in U.S. dollars)

                                                                   Shares
                  Industry                                           Held  Common Stocks                                   Value
------------------------------------------------------------------------------------------------------------------------------------
                  Metals & Mining - 0.8%                            3,661  Salzgitter AG                                $    708,496
                                                                   12,291  ThyssenKrupp AG                                   732,063
                                                                                                                        ------------
                                                                                                                           1,440,559
                  ------------------------------------------------------------------------------------------------------------------
                  Multi-Utilities - 0.3%                            4,528  RWE AG                                            483,268
                  ------------------------------------------------------------------------------------------------------------------
                  Multiline Retail - 0.2%                          12,664  KarstadtQuelle AG (c)                             428,796
                  ------------------------------------------------------------------------------------------------------------------
                  Personal Products - 0.0%                             16  Beiersdorf AG                                       1,141
                  ------------------------------------------------------------------------------------------------------------------
                  Pharmaceuticals - 0.4%                            5,559  Merck KGaA                                        766,213
                  ------------------------------------------------------------------------------------------------------------------
                  Semiconductors & Semiconductor                   43,153  Infineon Technologies AG (c)                      716,764
                  Equipment - 0.4%
                  ------------------------------------------------------------------------------------------------------------------
                  Software - 0.0%                                       1  SAP AG                                                 51
                  ------------------------------------------------------------------------------------------------------------------
                  Textiles, Apparel & Luxury Goods - 0.3%           1,001  Adidas-Salomon AG                                  63,268
                                                                    1,120  Puma AG Rudolf Dassler Sport                      499,508
                                                                                                                        ------------
                                                                                                                             562,776
                  ------------------------------------------------------------------------------------------------------------------
                  Wireless Telecommunication Services - 0.0%        1,900  Freenet AG                                         62,103
                  ------------------------------------------------------------------------------------------------------------------
                                                                           Total Common Stocks in Germany                 14,378,468
------------------------------------------------------------------------------------------------------------------------------------
Greece - 0.5%     Beverages - 0.0%                                  1,178  Coca-Cola Hellenic Bottling Co. SA                 54,209
                  ------------------------------------------------------------------------------------------------------------------
                  Commercial Banks - 0.4%                           1,006  Alpha Bank AE                                      31,538
                                                                   14,140  National Bank of Greece SA                        805,124
                                                                                                                        ------------
                                                                                                                             836,662
                  ------------------------------------------------------------------------------------------------------------------
                  Construction & Engineering - 0.0%                 1,512  Hellenic Technodomiki Tev SA                       19,773
                  ------------------------------------------------------------------------------------------------------------------
                  Diversified Telecommunication Services - 0.0%       498  Hellenic Telecommunications Organization SA        15,435
                  ------------------------------------------------------------------------------------------------------------------
                  Hotels, Restaurants & Leisure - 0.1%              2,690  OPAP SA                                            95,047
                  ------------------------------------------------------------------------------------------------------------------
                  Oil, Gas & Consumable Fuels - 0.0%                   61  Hellenic Petroleum SA                                 981
                  ------------------------------------------------------------------------------------------------------------------
                                                                           Total Common Stocks in Greece                   1,022,107
------------------------------------------------------------------------------------------------------------------------------------
Ireland - 0.9%    Airlines - 0.0%                                     139  Ryanair Holdings Plc (c)                              927
                  ------------------------------------------------------------------------------------------------------------------
                  Beverages - 0.0%                                     25  C&C Group Plc                                         337
                  ------------------------------------------------------------------------------------------------------------------
                  Building Products - 0.0%                             46  Kingspan Group Plc                                  1,290
                  ------------------------------------------------------------------------------------------------------------------
                  Commercial Banks - 0.1%                           1,837  Allied Irish Banks Plc                             50,181
                                                                       41  Bank of Ireland                                       828
                                                                    7,041  Depfa Bank Plc                                    124,687
                                                                                                                        ------------
                                                                                                                             175,696
                  ------------------------------------------------------------------------------------------------------------------
                  Construction Materials - 0.3%                    12,069  CRH Plc                                           596,440
                  ------------------------------------------------------------------------------------------------------------------
                  Food Products - 0.4%                              1,829  Greencore Group Plc                                13,844
                                                                        2  Iaws Group Plc                                         42
                                                                   25,414  Kerry Group Plc                                   711,299
                                                                                                                        ------------
                                                                                                                             725,185
                  ------------------------------------------------------------------------------------------------------------------
                  Insurance - 0.1%                                  7,489  Irish Life & Permanent Plc                        187,847
                  ------------------------------------------------------------------------------------------------------------------
                                                                           Total Common Stocks in Ireland                  1,687,722
------------------------------------------------------------------------------------------------------------------------------------
Italy - 3.9%      Aerospace & Defense - 0.2%                       10,943  Finmeccanica SpA                                  336,211
                  ------------------------------------------------------------------------------------------------------------------

Master Enhanced International Series
Schedule of Investments June 30, 2007                          (in U.S. dollars)

                                                                   Shares
                  Industry                                           Held  Common Stocks                                   Value
------------------------------------------------------------------------------------------------------------------------------------
                  Automobiles - 0.2%                                9,916  Fiat SpA                                     $    294,667
                                                                    3,700  Fiat SpA (RNC)                                     94,750
                                                                                                                        ------------
                                                                                                                             389,417
                  ------------------------------------------------------------------------------------------------------------------
                  Commercial Banks - 1.5%                          98,147  Banca Intesa SpA                                  731,758
                                                                   15,732  Banca Intesa SpA (RNC)                            110,035
                                                                    2,600  Banca Popolare Italiana                            39,975
                                                                    3,902  Banco Popolare di Verona e Novara Scrl            112,192
                                                                   21,146  Capitalia SpA                                     209,596
                                                                    3,600  Credito Emiliano SpA                               50,950
                                                                  175,328  UniCredito Italiano SpA                         1,565,724
                                                                                                                        ------------
                                                                                                                           2,820,230
                  ------------------------------------------------------------------------------------------------------------------
                  Diversified Telecommunication Services - 0.2%    94,060  Telecom Italia SpA                                257,517
                                                                   72,072  Telecom Italia SpA (RNC)                          159,729
                                                                                                                        ------------
                                                                                                                             417,246
                  ------------------------------------------------------------------------------------------------------------------
                  Electric Utilities - 0.4%                        65,123  Enel SpA                                          700,009
                                                                    9,060  Iride SpA                                          32,259
                                                                   15,344  Terna SpA                                          52,916
                                                                                                                        ------------
                                                                                                                             785,184
                  ------------------------------------------------------------------------------------------------------------------
                  Food Products - 0.0%                             20,946  Parmalat SpA                                       88,532
                  ------------------------------------------------------------------------------------------------------------------
                  Gas Utilities - 0.0%                                168  Snam Rete Gas SpA                                     993
                  ------------------------------------------------------------------------------------------------------------------
                  Hotels, Restaurants & Leisure - 0.1%              4,158  Autogrill SpA                                      87,972
                  ------------------------------------------------------------------------------------------------------------------
                  Industrial Conglomerates - 0.0%                  34,425  Pirelli & C SpA                                    40,945
                  ------------------------------------------------------------------------------------------------------------------
                  Insurance - 0.1%                                      1  Alleanza Assicurazioni SpA                             13
                                                                   13,801  Mediolanum SpA                                    114,878
                                                                                                                        ------------
                                                                                                                             114,891
                  ------------------------------------------------------------------------------------------------------------------
                  Media - 0.5%                                     90,073  Mediaset SpA                                      930,080
                  ------------------------------------------------------------------------------------------------------------------
                  Multi-Utilities - 0.1%                           21,100  Hera SpA                                           88,053
                  ------------------------------------------------------------------------------------------------------------------
                  Oil, Gas & Consumable Fuels - 0.6%               32,364  Eni SpA                                         1,173,435
                  ------------------------------------------------------------------------------------------------------------------
                  Textiles, Apparel & Luxury Goods - 0.0%           1,784  Bulgari SpA                                        28,613
                  ------------------------------------------------------------------------------------------------------------------
                  Transportation Infrastructure - 0.0%              4,300  Ansaldo STS SpA (c)                                56,884
                                                                      360  Autostrade SpA                                     11,956
                                                                                                                        ------------
                                                                                                                              68,840
                  ------------------------------------------------------------------------------------------------------------------
                                                                           Total Common Stocks in Italy                    7,370,642
------------------------------------------------------------------------------------------------------------------------------------
Netherlands -     Air Freight & Logistics - 0.1%                    5,250  TNT NV                                            237,047
3.9%              ------------------------------------------------------------------------------------------------------------------
                  Chemicals - 0.2%                                  4,238  Akzo Nobel NV                                     365,821
                  ------------------------------------------------------------------------------------------------------------------
                  Commercial Banks - 0.6%                          23,455  ABN AMRO Holding NV                             1,075,467
                  ------------------------------------------------------------------------------------------------------------------
                  Commercial Services & Supplies - 0.0%               312  Vedior NV                                           9,324
                  ------------------------------------------------------------------------------------------------------------------
                  Diversified Financial Services - 0.5%            21,026  ING Groep NV CVA                                  925,434
                  ------------------------------------------------------------------------------------------------------------------
                  Diversified Telecommunication Services - 0.2%    23,276  Koninklijke KPN NV                                386,167
                  ------------------------------------------------------------------------------------------------------------------

Master Enhanced International Series
Schedule of Investments June 30, 2007                          (in U.S. dollars)

                                                                   Shares
                  Industry                                           Held  Common Stocks                                   Value
------------------------------------------------------------------------------------------------------------------------------------
                  Energy Equipment & Services - 0.6%                  598  Fugro NV                                     $     37,885
                                                                   25,858  SBM Offshore NV                                   986,224
                                                                                                                        ------------
                                                                                                                           1,024,109
                  ------------------------------------------------------------------------------------------------------------------
                  Food & Staples Retailing - 0.1%                  19,641  Koninklijke Ahold NV (c)                          246,355
                  ------------------------------------------------------------------------------------------------------------------
                  Food Products - 0.3%                             19,834  Unilever NV                                       615,525
                  ------------------------------------------------------------------------------------------------------------------
                  Household Durables - 0.6%                        24,169  Koninklijke Philips Electronics NV              1,024,209
                  ------------------------------------------------------------------------------------------------------------------
                  Insurance - 0.3%                                 31,483  Aegon NV                                          619,649
                  ------------------------------------------------------------------------------------------------------------------
                  Media - 0.1%                                      8,528  Reed Elsevier NV                                  162,081
                  ------------------------------------------------------------------------------------------------------------------
                  Metals & Mining - 0.2%                            6,754  Arcelor Mittal                                    422,140
                  ------------------------------------------------------------------------------------------------------------------
                  Real Estate Investment Trusts (REITs) - 0.0%        268  Wereldhave NV                                      37,333
                  ------------------------------------------------------------------------------------------------------------------
                  Semiconductors & Semiconductor                    2,964  ASML Holding NV (c)                                81,437
                  Equipment - 0.1%
                  ------------------------------------------------------------------------------------------------------------------
                  Trading Companies & Distributors - 0.0%               1  Hagemeyer NV                                            5
                  ------------------------------------------------------------------------------------------------------------------
                                                                           Total Common Stocks in the Netherlands          7,232,103
------------------------------------------------------------------------------------------------------------------------------------
Norway - 0.8%     Chemicals - 0.0%                                  1,625  Yara International ASA                             48,727
                  ------------------------------------------------------------------------------------------------------------------
                  Commercial Banks - 0.0%                             587  DnB NOR ASA                                         7,550
                  ------------------------------------------------------------------------------------------------------------------
                  Communications Equipment - 0.0%                   1,500  Tandberg ASA                                       33,465
                  ------------------------------------------------------------------------------------------------------------------
                  Diversified Telecommunication Services - 0.0%        67  Telenor ASA                                         1,310
                  ------------------------------------------------------------------------------------------------------------------
                  Electrical Equipment - 0.1%                       2,200  Renewable Energy Corp. AS (c)                      85,203
                  ------------------------------------------------------------------------------------------------------------------
                  Energy Equipment & Services - 0.2%                6,572  Acergy SA                                         147,953
                                                                    7,579  Aker Kvaerner ASA                                 191,842
                                                                    2,131  Ocean RIG ASA (c)                                  15,820
                                                                    2,192  Petroleum Geo-Services ASA                         54,735
                                                                        2  TGS Nopec Geophysical Co. ASA (c)                      41
                                                                                                                        ------------
                                                                                                                             410,391
                  ------------------------------------------------------------------------------------------------------------------
                  Food Products - 0.0%                             31,369  Marine Harvest (c)                                 33,872
                  ------------------------------------------------------------------------------------------------------------------
                  Industrial Conglomerates - 0.1%                  11,442  Orkla ASA                                         215,738
                  ------------------------------------------------------------------------------------------------------------------
                  Insurance - 0.2%                                 23,400  Storebrand ASA                                    362,471
                  ------------------------------------------------------------------------------------------------------------------
                  Marine - 0.0%                                       401  Stolt-Nielsen SA                                   13,357
                  ------------------------------------------------------------------------------------------------------------------
                  Media - 0.0%                                        600  Schibsted ASA                                      27,422
                  ------------------------------------------------------------------------------------------------------------------
                  Oil, Gas & Consumable Fuels - 0.2%                  550  Frontline Ltd.                                     25,281
                                                                    5,455  Norsk Hydro ASA                                   209,229
                                                                    4,050  Statoil ASA                                       125,654
                                                                                                                        ------------
                                                                                                                             360,164
                  ------------------------------------------------------------------------------------------------------------------
                  Paper & Forest Products - 0.0%                      100  Norske Skogindustrier ASA                           1,439
                  ------------------------------------------------------------------------------------------------------------------
                                                                           Total Common Stocks in Norway                   1,601,109
------------------------------------------------------------------------------------------------------------------------------------
Portugal - 0.5%   Commercial Banks - 0.1%                          27,721  Banco Comercial Portugues SA Registered Share     154,920
                                                                    3,520  Banco Espirito Santo SA Registered Shares          78,479
                                                                                                                        ------------
                                                                                                                             233,399
                  ------------------------------------------------------------------------------------------------------------------
                  Diversified Telecommunication Services - 0.3%    32,640  Portugal Telecom SGPS SA Registered Shares        451,317
                  ------------------------------------------------------------------------------------------------------------------

Master Enhanced International Series
Schedule of Investments June 30, 2007                          (in U.S. dollars)

                                                                   Shares
                  Industry                                           Held  Common Stocks                                   Value
------------------------------------------------------------------------------------------------------------------------------------
                  Electric Utilities - 0.1%                        25,729  Energias de Portugal SA                      $    142,272
                  ------------------------------------------------------------------------------------------------------------------
                  Industrial Conglomerates - 0.0%                  10,235  Sonae SGPS SA                                      29,056
                  ------------------------------------------------------------------------------------------------------------------
                                                                           Total Common Stocks in Portugal                   856,044
------------------------------------------------------------------------------------------------------------------------------------
Spain - 3.9%      Airlines - 0.0%                                   4,866  Iberia Lineas Aereas de Espana                     24,219
                  ------------------------------------------------------------------------------------------------------------------
                  Commercial Banks - 1.4%                          42,097  Banco Bilbao Vizcaya Argentaria SA              1,029,478
                                                                    7,051  Banco Popular Espanol SA                          131,221
                                                                   79,429  Banco Santander Central Hispano SA              1,460,063
                                                                      600  Bankinter SA                                       53,674
                                                                                                                        ------------
                                                                                                                           2,674,436
                  ------------------------------------------------------------------------------------------------------------------
                  Communications Equipment - 0.0%                  11,200  Avanzit SA (c)                                     80,057
                  ------------------------------------------------------------------------------------------------------------------
                  Construction & Engineering - 0.1%                 1,206  ACS Actividades de Construccion y
                                                                           Servicios, SA                                      76,675
                                                                       52  Grupo Ferrovial SA                                  5,112
                                                                        8  Sacyr Vallehermoso SA                                 384
                                                                                                                        ------------
                                                                                                                              82,171
                  ------------------------------------------------------------------------------------------------------------------
                  Diversified Financial Services - 0.1%             2,800  Bolsas y Mercados Espanoles                       163,438
                  ------------------------------------------------------------------------------------------------------------------
                  Diversified Telecommunication Services - 0.5%    44,199  Telefonica SA                                     983,608
                  ------------------------------------------------------------------------------------------------------------------
                  Electric Utilities - 0.6%                         8,273  Endesa SA                                         450,237
                                                                    6,593  Iberdrola SA                                      368,130
                                                                    5,003  Iberdrola SA                                      277,035
                                                                    1,420  Union Fenosa SA                                    75,811
                                                                                                                        ------------
                                                                                                                           1,171,213
                  ------------------------------------------------------------------------------------------------------------------
                  Electrical Equipment - 0.1%                       2,400  Gamesa Corp. Tecnologica SA                        86,822
                  ------------------------------------------------------------------------------------------------------------------
                  Food Products - 0.0%                              1,290  SOS Cuetara SA                                     25,856
                  ------------------------------------------------------------------------------------------------------------------
                  Gas Utilities - 0.3%                              7,917  Gas Natural SDG SA                                481,001
                  ------------------------------------------------------------------------------------------------------------------
                  Insurance - 0.0%                                  6,867  Corp. Mapfre SA                                    33,978
                  ------------------------------------------------------------------------------------------------------------------
                  Machinery - 0.0%                                  1,252  Zardoya Otis SA                                    49,053
                  ------------------------------------------------------------------------------------------------------------------
                  Media - 0.0%                                      1,318  Gestevision Telecinco SA                           37,290
                                                                      979  Promotora de Informaciones SA                      21,479
                                                                        3  Sogecable SA (c)                                      125
                                                                                                                        ------------
                                                                                                                              58,894
                  ------------------------------------------------------------------------------------------------------------------
                  Metals & Mining - 0.0%                            2,192  Acerinox SA                                        53,468
                  ------------------------------------------------------------------------------------------------------------------
                  Oil, Gas & Consumable Fuels - 0.6%               25,653  Repsol YPF SA                                   1,015,565
                  ------------------------------------------------------------------------------------------------------------------
                  Tobacco - 0.1%                                    3,220  Altadis SA                                        212,808
                  ------------------------------------------------------------------------------------------------------------------
                  Water Utilities - 0.1%                               20  Sociedad General de Aguas de Barcelona SA (c)         736
                                                                    3,049  Sociedad General de Aguas de Barcelona SA Cla     111,800
                                                                                                                        ------------
                                                                                                                             112,536
                  ------------------------------------------------------------------------------------------------------------------
                                                                           Total Common Stocks in Spain                    7,309,123
------------------------------------------------------------------------------------------------------------------------------------
Sweden - 2.4%     Airlines - 0.0%                                     800  SAS AB (c)                                         18,398
                  ------------------------------------------------------------------------------------------------------------------
                  Building Products - 0.0%                             14  Assa Abloy AB Series B                                308
                  ------------------------------------------------------------------------------------------------------------------

Master Enhanced International Series
Schedule of Investments June 30, 2007                          (in U.S. dollars)

                                                                   Shares
                  Industry                                           Held  Common Stocks                                   Value
------------------------------------------------------------------------------------------------------------------------------------
                  Commercial Banks - 0.2%                          18,500  Nordea Bank AB                               $    288,950
                                                                    2,515  Skandinaviska Enskilda Banken AB Class A           80,975
                                                                                                                        ------------
                                                                                                                             369,925
                  ------------------------------------------------------------------------------------------------------------------
                  Commercial Services & Supplies - 0.0%                48  Securitas AB                                          760
                                                                       48  Securitas Systems AB                                  163
                                                                                                                        ------------
                                                                                                                                 923
                  ------------------------------------------------------------------------------------------------------------------
                  Communications Equipment - 0.4%                 180,112  Telefonaktiebolaget LM Ericsson                   718,448
                  ------------------------------------------------------------------------------------------------------------------
                  Construction & Engineering - 0.0%                    84  Skanska AB Class B                                  1,799
                  ------------------------------------------------------------------------------------------------------------------
                  Diversified Consumer Services - 0.0%                 48  Securitas Direct AB (c)                               129
                  ------------------------------------------------------------------------------------------------------------------
                  Diversified Financial Services - 0.0%             1,000  OMHEX AB                                           29,783
                  ------------------------------------------------------------------------------------------------------------------
                  Diversified Telecommunication Services - 0.1%    25,005  TeliaSonera AB                                    183,440
                  ------------------------------------------------------------------------------------------------------------------
                  Food & Staples Retailing - 0.0%                      19  Axfood AB                                             672
                  ------------------------------------------------------------------------------------------------------------------
                  Health Care Equipment & Supplies - 0.0%              69  Getinge AB Class B                                  1,487
                  ------------------------------------------------------------------------------------------------------------------
                  Household Durables - 0.1%                         3,420  Electrolux AB                                      80,975
                                                                    3,410  Husqvarna AB                                       48,271
                                                                                                                        ------------
                                                                                                                             129,246
                  ------------------------------------------------------------------------------------------------------------------
                  Machinery - 1.3%                                  1,200  Alfa Laval AB                                      72,300
                                                                    5,120  Atlas Copco AB                                     80,092
                                                                   18,430  Atlat Copco AB                                    306,975
                                                                    9,996  SKB AB                                            209,147
                                                                   12,741  Sandvik Ab                                        256,778
                                                                    8,900  Scania AB                                         217,074
                                                                    1,000  Trelleborg AB Class B                              27,518
                                                                    5,590  Volvo AB A Shares                                 114,493
                                                                   57,623  Volvo AB B Shares                               1,145,688
                                                                                                                        ------------
                                                                                                                           2,430,065
                  ------------------------------------------------------------------------------------------------------------------
                  Media - 0.0%                                          4  Modern Times Group AB                                 258
                  ------------------------------------------------------------------------------------------------------------------
                  Metals & Mining - 0.1%                            3,243  Boliden AB                                         67,233
                                                                    1,955  SSAB Svenskt Stal AB Series A                      79,891
                                                                      859  SSAB Svenskt Stal AB Series B                      32,550
                                                                                                                        ------------
                                                                                                                             179,674
                  ------------------------------------------------------------------------------------------------------------------
                  Paper & Forest Products - 0.0%                      900  Svenska Cellulosa AB                               15,051
                  ------------------------------------------------------------------------------------------------------------------
                  Real Estate Management & Development - 0.0%       2,036  Fabege AB                                          22,307
                                                                    1,645  Kungsleden AB                                      20,472
                                                                      421  Wihlborgs Fastigheter AB                            7,426
                                                                                                                        ------------
                                                                                                                              50,205
                  ------------------------------------------------------------------------------------------------------------------
                  Specialty Retail - 0.2%                           5,900  Hennes & Mauritz AB B Shares                      348,844
                  ------------------------------------------------------------------------------------------------------------------
                  Tobacco - 0.0%                                       51  Swedish Match AB                                      984
                  ------------------------------------------------------------------------------------------------------------------
                                                                           Total Common Stocks in Sweden                   4,479,639
------------------------------------------------------------------------------------------------------------------------------------

Master Enhanced International Series
Schedule of Investments June 30, 2007                          (in U.S. dollars)

                                                                   Shares
                  Industry                                           Held  Common Stocks                                   Value
------------------------------------------------------------------------------------------------------------------------------------
Switzerland -     Auto Components - 0.0%                               58  Rieter Holding AG                            $     30,318
5.9%              ------------------------------------------------------------------------------------------------------------------
                  Building Products - 0.1%                          1,644  Geberit Ag                                        280,117
                  ------------------------------------------------------------------------------------------------------------------
                  Capital Markets - 1.4%                           15,932  Credit Suisse Group                             1,131,030
                                                                   24,002  UBS AG                                          1,435,423
                                                                                                                        ------------
                                                                                                                           2,566,453
                  ------------------------------------------------------------------------------------------------------------------
                  Chemicals - 0.5%                                      3  Ciba Specialty Chemicals AG Registered Shares         195
                                                                        1  Clariant AG                                            16
                                                                    9,660  Lonza Group AG Registered Shares                  886,312
                                                                      361  Syngenta AG                                        70,377
                                                                                                                        ------------
                                                                                                                             956,900
                  ------------------------------------------------------------------------------------------------------------------
                  Commercial Services & Supplies - 0.0%               506  Adecco SA Registered Shares                        39,145
                  ------------------------------------------------------------------------------------------------------------------
                  Computers & Peripherals - 0.0%                    2,230  Logitech International SA (c)                      59,312
                  ------------------------------------------------------------------------------------------------------------------
                  Construction Materials - 0.2%                     2,596  Holcim Ltd.                                       280,362
                  ------------------------------------------------------------------------------------------------------------------
                  Electrical Equipment - 0.2%                      12,334  ABB Ltd.                                          278,104
                  ------------------------------------------------------------------------------------------------------------------
                  Electronic Equipment & Instruments - 0.0%           385  Kudelski SA                                        13,462
                  ------------------------------------------------------------------------------------------------------------------
                  Food Products - 0.4%                              2,186  Nestle SA Registered Shares                       830,622
                  ------------------------------------------------------------------------------------------------------------------
                  Health Care Equipment & Supplies - 0.1%             819  Straumann Holding AG Registered Shares            229,595
                                                                        7  Synthes, Inc.                                         839
                                                                                                                        ------------
                                                                                                                             230,434
                  ------------------------------------------------------------------------------------------------------------------
                  Insurance - 0.7%                                    450  Swiss Life Holding                                118,641
                                                                    4,360  Swiss Reinsurance Registered Shares               397,632
                                                                    2,446  Zurich Financial Services AG                      756,133
                                                                                                                        ------------
                                                                                                                           1,272,406
                  ------------------------------------------------------------------------------------------------------------------
                  Machinery - 0.0%                                     16  Schindler Holding AG                                1,063
                  ------------------------------------------------------------------------------------------------------------------
                  Marine - 0.0%                                         1  Kuehne & Nagel International AG                        92
                  ------------------------------------------------------------------------------------------------------------------
                  Pharmaceuticals - 1.7%                           11,855  Novartis AG Registered Shares                     665,547
                                                                   14,100  Roche Holding AG                                2,498,331
                                                                                                                        ------------
                                                                                                                           3,163,878
                  ------------------------------------------------------------------------------------------------------------------
                  Textiles, Apparel & Luxury Goods - 0.6%           5,017  Compagnie Financiere Richemont AG                 299,872
                                                                    2,547  Swatch Group Ltd./The Bearer Shares               723,524
                                                                    2,127  Swatch Group Ltd./The Registered Shares           120,304
                                                                                                                        ------------
                                                                                                                           1,143,700
                  ------------------------------------------------------------------------------------------------------------------
                                                                           Total Common Stocks in Switzerland             11,146,368
------------------------------------------------------------------------------------------------------------------------------------
United            Aerospace & Defense - 0.4%                       39,586  BAE Systems Plc                                   319,439
Kingdom - 21.2%                                                    39,775  Cobham Plc                                        161,807
                                                                   21,750  Rolls-Royce Group Plc                             234,193
                                                                                                                        ------------
                                                                                                                             715,439
                  ------------------------------------------------------------------------------------------------------------------
                  Airlines - 0.0%                                   6,709  British Airways Plc (c)                            56,113
                  ------------------------------------------------------------------------------------------------------------------

Master Enhanced International Series
Schedule of Investments June 30, 2007                          (in U.S. dollars)

                                                                   Shares
                  Industry                                           Held  Common Stocks                                   Value
------------------------------------------------------------------------------------------------------------------------------------
                  Capital Markets - 0.7%                              783  3i Group Plc                                 $     18,226
                                                                    9,202  Amvescap Plc                                      118,568
                                                                        1  ICAP Plc                                               10
                                                                   33,608  Man Group Plc                                     408,805
                                                                   32,491  Schroders Plc                                     830,069
                                                                                                                        ------------
                                                                                                                           1,375,678
                  ------------------------------------------------------------------------------------------------------------------
                  Chemicals - 0.1%                                 14,623  Imperial Chemical Industries Plc                  181,902
                                                                    2,783  Johnson Matthey Plc                                94,090
                                                                                                                        ------------
                                                                                                                             275,992
                  ------------------------------------------------------------------------------------------------------------------
                  Commercial Banks - 3.4%                          74,000  Barclays Plc                                    1,029,555
                                                                   88,863  HBOS Plc                                        1,747,875
                                                                   85,833  HSBC Holdings Plc                               1,571,644
                                                                   61,145  Lloyds TSB Group Plc                              679,710
                                                                  108,967  Royal Bank of Scotland Group Plc                1,378,812
                                                                                                                        ------------
                                                                                                                           6,407,596
                  ------------------------------------------------------------------------------------------------------------------
                  Commercial Services & Supplies - 0.2%            19,171  Biffa Plc                                         103,901
                                                                    1,782  Davis Service Group Plc                            22,182
                                                                    2,099  De La Rue Plc                                      32,654
                                                                    8,329  Experian Group Ltd.                               104,817
                                                                    1,544  Group 4 Securicor Plc                               6,511
                                                                        1  Hays Plc                                                3
                                                                    3,802  Michael Page International Plc                     39,944
                                                                                                                        ------------
                                                                                                                             310,012
                  ------------------------------------------------------------------------------------------------------------------
                  Construction & Engineering - 0.0%                 4,064  Amec Plc                                           47,621
                                                                    5,176  Balfour Beatty Plc                                 45,649
                                                                                                                        ------------
                                                                                                                              93,270
                  ------------------------------------------------------------------------------------------------------------------
                  Construction Materials - 0.1%                     7,000  Hanson Plc                                        151,021
                  ------------------------------------------------------------------------------------------------------------------
                  Consumer Finance - 0.0%                           2,902  Provident Financial Plc                            40,618
                  ------------------------------------------------------------------------------------------------------------------
                  Distributors - 0.0%                               4,938  Inchcape Plc                                       49,242
                  ------------------------------------------------------------------------------------------------------------------
                  Diversified Financial Services - 0.0%             2,559  London Stock Exchange Group Plc                    69,186
                  ------------------------------------------------------------------------------------------------------------------
                  Diversified Telecommunication Services - 0.3%    90,087  BT Group Plc                                      599,578
                  ------------------------------------------------------------------------------------------------------------------
                  Electric Utilities - 0.1%                        13,900  British Energy Group Plc                          149,952
                  ------------------------------------------------------------------------------------------------------------------
                  Electronic Equipment & Instruments - 0.0%           490  Electrocomponents Plc                               2,572
                                                                    3,829  Premier Farnell Plc                                15,292
                                                                                                                        ------------
                                                                                                                              17,864
                  ------------------------------------------------------------------------------------------------------------------
                  Food & Staples Retailing - 0.6%                  17,916  J Sainsbury Plc                                   209,433
                                                                   99,863  Tesco Plc                                         835,524
                                                                                                                        ------------
                                                                                                                           1,044,957
                  ------------------------------------------------------------------------------------------------------------------

Master Enhanced International Series
Schedule of Investments June 30, 2007                          (in U.S. dollars)

                                                                   Shares
                  Industry                                           Held  Common Stocks                                   Value
------------------------------------------------------------------------------------------------------------------------------------
                  Food Products - 0.9%                             26,563  Cadbury Schweppes Plc                        $    360,524
                                                                   43,208  Unilever Plc                                    1,395,180
                                                                                                                        ------------
                                                                                                                           1,755,704
                  ------------------------------------------------------------------------------------------------------------------
                  Health Care Equipment & Supplies - 0.1%           1,999  SSL International Plc                              17,459
                                                                   20,773  Smith & Nephew Plc                                257,378
                                                                                                                        ------------
                                                                                                                             274,837
                  ------------------------------------------------------------------------------------------------------------------
                  Hotels, Restaurants & Leisure - 0.7%             26,160  Compass Group Plc                                 180,636
                                                                    6,696  Enterprise Inns Plc                                92,262
                                                                    5,125  Mitchells & Butlers Plc                            89,990
                                                                    4,757  Rank Group Plc                                     17,792
                                                                   23,981  Whitbread Plc                                     848,124
                                                                                                                        ------------
                                                                                                                           1,228,804
                  ------------------------------------------------------------------------------------------------------------------
                  Household Durables - 0.4%                         2,630  Barratt Developments  Plc                          52,133
                                                                    9,997  Berkeley Group Holdings Plc                       354,904
                                                                    1,469  Bovis Homes Group Plc                              26,214
                                                                    7,556  Persimmon Plc                                     174,728
                                                                    6,929  Taylor Wimpey Plc                                  49,883
                                                                    4,496  Wimpey George Plc                                  45,005
                                                                                                                        ------------
                                                                                                                             702,867
                  ------------------------------------------------------------------------------------------------------------------
                  IT Services - 0.0%                               16,796  LogicaCMG Plc                                      50,899
                  ------------------------------------------------------------------------------------------------------------------
                  Independent Power Producers & Energy             57,651  International Power Plc                           495,550
                  Traders - 0.3%
                  ------------------------------------------------------------------------------------------------------------------
                  Industrial Conglomerates - 0.0%                   1,954  Cookson Group Plc                                  27,674
                  ------------------------------------------------------------------------------------------------------------------
                  Insurance - 0.7%                                 32,167  Aviva Plc                                         477,510
                                                                   15,390  Friends Provident Plc                              55,090
                                                                   80,122  Legal & General Group Plc                         240,371
                                                                   65,950  Old Mutual Plc                                    222,234
                                                                      562  Prudential Plc                                      8,000
                                                                    8,605  Resolution Plc                                    107,686
                                                                   36,980  Royal & Sun Alliance Insurance Group              107,584
                                                                   26,416  Standard Life Plc                                 174,355
                                                                                                                        ------------
                                                                                                                           1,392,830
                  ------------------------------------------------------------------------------------------------------------------
                  Internet & Catalog Retail - 0.1%                  8,760  Home Retail Group                                  80,323
                  ------------------------------------------------------------------------------------------------------------------
                  Machinery - 0.0%                                  1,802  Charter Plc (c)                                    39,763
                                                                    6,354  FKI Plc                                            16,009
                                                                                                                        ------------
                                                                                                                              55,772
                  ------------------------------------------------------------------------------------------------------------------
                  Media - 1.2%                                     10,731  Aegis Group Plc                                    29,410
                                                                    3,810  Daily Mail & General Trust                         58,264

Master Enhanced International Series
Schedule of Investments June 30, 2007                          (in U.S. dollars)

                                                                   Shares
                  Industry                                           Held  Common Stocks                                   Value
------------------------------------------------------------------------------------------------------------------------------------
                                                                   45,772  ITV Plc                                      $    104,463
                                                                      188  Pearson Plc                                         3,167
                                                                   78,068  Reed Elsevier Plc                               1,008,946
                                                                      294  Reuters Group Plc                                   3,665
                                                                    3,517  Trinity Mirror Plc                                 37,076
                                                                   73,836  WPP Group Plc                                   1,104,326
                                                                                                                        ------------
                                                                                                                           2,349,317
                  ------------------------------------------------------------------------------------------------------------------
                  Metals & Mining - 1.4%                           26,926  Anglo American Plc (c)                          1,580,874
                                                                   29,439  BHP Billiton Plc                                  817,782
                                                                    2,942  Xstrata Plc                                       175,146
                                                                                                                        ------------
                                                                                                                           2,573,802
                  ------------------------------------------------------------------------------------------------------------------
                  Multi-Utilities - 0.2%                           26,961  National Grid Plc                                 397,818
                                                                    3,643  United Utilities Plc                               51,752
                                                                                                                        ------------
                                                                                                                             449,570
                  ------------------------------------------------------------------------------------------------------------------
                  Multiline Retail - 0.7%                          62,577  Marks & Spencer Group Plc                         785,912
                                                                   10,892  Next Plc                                          437,284
                                                                                                                        ------------
                                                                                                                           1,223,196
                  ------------------------------------------------------------------------------------------------------------------
                  Oil, Gas & Consumable Fuels - 4.1%              102,401  BG Group Plc                                    1,678,615
                                                                  146,863  BP Plc                                          1,767,102
                                                                   28,751  Royal Dutch Shell Plc                           1,170,480
                                                                   73,985  Royal Dutch Shell Plc Class B                   3,084,139
                                                                                                                        ------------
                                                                                                                           7,700,336
                  ------------------------------------------------------------------------------------------------------------------
                  Pharmaceuticals - 1.1%                           21,295  AstraZeneca Plc                                 1,141,217
                                                                   33,727  GlaxoSmithKline Plc                               878,588
                                                                                                                        ------------
                                                                                                                           2,019,805
                  ------------------------------------------------------------------------------------------------------------------
                  Real Estate Investment Trusts (REITs) - 1.1%     30,722  British Land Co. Plc                              822,099
                                                                    3,071  Brixton Plc                                        26,887
                                                                    2,120  Great Portland Estates Plc                         28,121
                                                                    3,270  Hammerson Plc                                      93,642
                                                                   25,966  Land Securities Group Plc                         904,282
                                                                    3,298  Liberty International Plc                          75,443
                                                                    5,403  Segro Plc                                          67,393
                                                                                                                        ------------
                                                                                                                           2,017,867
                  ------------------------------------------------------------------------------------------------------------------
                  Road & Rail - 0.1%                                2,389  Arriva Plc                                         32,810
                                                                    5,583  Firstgroup Plc                                     74,162
                                                                    1,664  National Express Group Plc                         35,423
                                                                    5,495  Stagecoach Group Plc                               20,009
                                                                                                                        ------------
                                                                                                                             162,404
                  ------------------------------------------------------------------------------------------------------------------

Master Enhanced International Series
Schedule of Investments June 30, 2007                          (in U.S. dollars)

                                                                   Shares
                  Industry                                           Held  Common Stocks                                   Value
------------------------------------------------------------------------------------------------------------------------------------
                  Semiconductors & Semiconductor                   15,612  ARM Holdings Plc                             $     45,669
                  Equipment - 0.0%
                  ------------------------------------------------------------------------------------------------------------------
                  Software - 0.0%                                   6,101  Misys Plc                                          28,573
                  ------------------------------------------------------------------------------------------------------------------
                  Specialty Retail - 0.1%                               1  DSG International Plc                                   3
                                                                    6,452  Kesa Electricals Plc                               40,486
                                                                   29,132  Kingfisher Plc                                    131,953
                                                                                                                        ------------
                                                                                                                             172,442
                  ------------------------------------------------------------------------------------------------------------------
                  Textiles, Apparel & Luxury Goods - 0.0%           5,378  Burberry Group Plc                                 73,667
                  ------------------------------------------------------------------------------------------------------------------
                  Tobacco - 0.3%                                   15,902  British American Tobacco Plc                      542,345
                  ------------------------------------------------------------------------------------------------------------------
                  Water Utilities - 0.1%                            2,684  Severn Trent Plc                                   74,124
                  ------------------------------------------------------------------------------------------------------------------
                  Wireless Telecommunication Services - 1.7%      951,458  Vodafone Group Plc                              3,188,156
                  ------------------------------------------------------------------------------------------------------------------
                                                                           Total Common Stocks in the United Kingdom      40,043,051
------------------------------------------------------------------------------------------------------------------------------------
                                                                           Total Common Stocks in Europe - 65.5%         123,370,834
------------------------------------------------------------------------------------------------------------------------------------
Latin America
------------------------------------------------------------------------------------------------------------------------------------
Cayman Islands -  Communications Equipment - 0.0%                  22,059  Foxconn International Holdings Ltd. (c)            63,200
0.0%              ------------------------------------------------------------------------------------------------------------------
                                                                           Total Common Stocks in Latin America - 0.0%        63,200
------------------------------------------------------------------------------------------------------------------------------------
North America
------------------------------------------------------------------------------------------------------------------------------------
Bermuda - 0.0%    Energy Equipment & Services - 0.0%                2,768  SeaDrill Ltd. (c)                                  59,381
                  ------------------------------------------------------------------------------------------------------------------
                                                                           Total Common Stocks in North America - 0.0%        59,381
------------------------------------------------------------------------------------------------------------------------------------
Pacific Basin/Asia
------------------------------------------------------------------------------------------------------------------------------------
Australia - 5.3%  Airlines - 0.1%                                  34,846  Qantas Airways Ltd.                               165,330
                  ------------------------------------------------------------------------------------------------------------------
                  Biotechnology - 0.2%                              4,985  CSL Ltd.                                          371,071
                  ------------------------------------------------------------------------------------------------------------------
                  Capital Markets - 0.3%                            6,541  Macquarie Bank Ltd.                               469,809
                                                                    3,094  Tower Australia Group Ltd. (c)                      6,010
                                                                                                                        ------------
                                                                                                                             475,819
                  ------------------------------------------------------------------------------------------------------------------
                  Commercial Banks - 1.4%                          17,035  Australia & New Zealand Banking Group Ltd.        418,400
                                                                   17,682  Commonwealth Bank of Australia Ltd.               827,211
                                                                   22,034  National Australia Bank Ltd.                      765,739
                                                                   26,687  Westpac Banking Corp.                             579,502
                                                                                                                        ------------
                                                                                                                           2,590,852
                  ------------------------------------------------------------------------------------------------------------------
                  Construction & Engineering - 0.0%                 1,607  Leighton Holdings Ltd.                             56,014
                  ------------------------------------------------------------------------------------------------------------------
                  Construction Materials - 0.1%                    22,238  Boral Ltd.                                        165,075
                                                                    5,379  James Hardie Industries NV                         39,694
                                                                                                                        ------------
                                                                                                                             204,769
                  ------------------------------------------------------------------------------------------------------------------
                  Containers & Packaging - 0.0%                     9,221  Amcor Ltd.                                         58,391
                  ------------------------------------------------------------------------------------------------------------------
                  Distributors - 0.0%                               4,447  Pacific Brands Ltd.                                12,986
                  ------------------------------------------------------------------------------------------------------------------
                  Diversified Consumer Services - 0.4%            124,439  ABC Learning Centres Ltd.                         728,134
                  ------------------------------------------------------------------------------------------------------------------
                  Diversified Financial Services - 0.0%             2,751  Babcock & Brown Ltd.                               74,576
                                                                        1  Challenger Financial Services Group Ltd.                5
                                                                                                                        ------------
                                                                                                                              74,581

Master Enhanced International Series
Schedule of Investments June 30, 2007                          (in U.S. dollars)

                                                                   Shares
                  Industry                                           Held  Common Stocks                                   Value
------------------------------------------------------------------------------------------------------------------------------------
                  Diversified Telecommunication Services - 0.0%         1  Telstra Corp. Ltd.                           $          4
                  ------------------------------------------------------------------------------------------------------------------
                  Food & Staples Retailing - 0.2%                   5,673  Coles Myer Ltd.                                    77,456
                                                                    8,849  Woolworths Ltd.                                   202,226
                                                                                                                        ------------
                                                                                                                             279,682
                  ------------------------------------------------------------------------------------------------------------------
                  Food Products - 0.0%                              6,369  Futuris Corp. Ltd.                                 15,001
                                                                   10,279  Goodman Fielder Ltd.                               21,153
                                                                                                                        ------------
                                                                                                                              36,154
                  ------------------------------------------------------------------------------------------------------------------
                  Health Care Equipment & Supplies - 0.0%           1,630  Ansell Ltd.                                        16,840
                  ------------------------------------------------------------------------------------------------------------------
                  Health Care Providers & Services - 0.0%               1  Mayne Group Ltd.                                        3
                                                                      372  Sonic Healthcare Ltd.                               4,741
                                                                                                                        ------------
                                                                                                                               4,744
                  ------------------------------------------------------------------------------------------------------------------
                  Hotels, Restaurants & Leisure - 0.0%                294  Aristocrat Leisure Ltd.                             3,575
                                                                   11,326  Tattersall's Ltd.                                  45,046
                                                                                                                        ------------
                                                                                                                              48,621
                  ------------------------------------------------------------------------------------------------------------------
                  Industrial Conglomerates - 0.0%                       1  CSR Ltd.                                                3
                  ------------------------------------------------------------------------------------------------------------------
                  Insurance - 0.2%                                 21,573  AMP Ltd.                                          184,706
                                                                        1  AXA Asia Pacific Holdings Ltd.                          6
                                                                    9,262  QBE Insurance Group Ltd.                          244,378
                                                                      442  Suncorp-Metway Ltd.                                 7,549
                                                                                                                        ------------
                                                                                                                             436,639
                  ------------------------------------------------------------------------------------------------------------------
                  Media - 0.2%                                     30,001  John Fairfax Holdings Ltd.                        119,357
                                                                        1  Macquarie Communications Infrastructure Group           5
                                                                   11,935  Publishing and Broadcasting Ltd.                  197,783
                                                                                                                        ------------
                                                                                                                             317,145
                  ------------------------------------------------------------------------------------------------------------------
                  Metals & Mining - 1.3%                           69,107  Alumina Ltd.                                      457,683
                                                                   55,051  BHP Billiton Ltd.                               1,644,964
                                                                    8,396  BlueScope Steel Ltd.                               73,483
                                                                    1,405  Fortescue Metals Group Ltd. (c)                    40,138
                                                                        1  Iluka Resources Ltd.                                    5
                                                                    4,001  Newcrest Mining Ltd.                               77,220
                                                                    6,640  OneSteel Ltd.                                      36,119
                                                                    5,605  Zinifex Ltd.                                       88,888
                                                                                                                        ------------
                                                                                                                           2,418,500
                  ------------------------------------------------------------------------------------------------------------------
                  Multi-Utilities - 0.0%                                1  Alinta Ltd.                                            13
                  ------------------------------------------------------------------------------------------------------------------
                  Multiline Retail - 0.0%                               1  Harvey Norman Holdings Ltd.                             4
                  ------------------------------------------------------------------------------------------------------------------
                  Oil, Gas & Consumable Fuels - 0.1%                1,616  Caltex Australia Ltd.                              32,359
                                                                    9,864  Origin Energy Ltd.                                 82,943
                                                                        1  Paladin Resources Ltd. (c)                              7
                                                                    2,355  Woodside Petroleum Ltd.                            91,039
                                                                                                                        ------------
                                                                                                                             206,348
                  ------------------------------------------------------------------------------------------------------------------

Master Enhanced International Series
Schedule of Investments June 30, 2007                          (in U.S. dollars)

                                                                   Shares
                  Industry                                           Held  Common Stocks                                   Value
------------------------------------------------------------------------------------------------------------------------------------
                  Paper & Forest Products - 0.0%                    4,328  PaperlinX Ltd.                               $     13,623
                  ------------------------------------------------------------------------------------------------------------------
                  Real Estate Investment Trusts (REITs) - 0.6%          1  Commonwealth Property Office Fund                       1
                                                                  612,305  DB RREEF Trust                                  1,016,513
                                                                    7,244  Goodman Group                                      41,112
                                                                   17,624  Investa Property Group                             43,510
                                                                   20,733  Macquarie Office Trust                             29,320
                                                                    6,110  Multiplex Group                                    25,436
                                                                      384  Stockland                                           2,645
                                                                                                                        ------------
                                                                                                                           1,158,537
                  ------------------------------------------------------------------------------------------------------------------
                  Real Estate Management & Development - 0.0%         460  Lend Lease Corp., Ltd.                              7,221
                  ------------------------------------------------------------------------------------------------------------------
                  Textiles, Apparel & Luxury Goods - 0.0%               1  Billabong International Ltd.                           15
                  ------------------------------------------------------------------------------------------------------------------
                  Transportation Infrastructure - 0.2%              6,337  Macquarie Airports Group                           21,655
                                                                   72,079  Macquarie Infrastructure Group                    219,546
                                                                    3,198  Transurban Group                                   21,683
                                                                                                                        ------------
                                                                                                                             262,884
                  ------------------------------------------------------------------------------------------------------------------
                                                                           Total Common Stocks in Australia                9,944,924
------------------------------------------------------------------------------------------------------------------------------------
Hong Kong - 1.0%  Commercial Banks - 0.1%                             503  BOC Hong Kong Holdings Ltd.                         1,198
                                                                    8,000  Hang Seng Bank Ltd.                               108,252
                                                                                                                        ------------
                                                                                                                             109,450
                  ------------------------------------------------------------------------------------------------------------------
                  Electronic Equipment & Instruments - 0.0%         6,500  Kingboard Chemical Holdings Ltd.                   29,916
                  ------------------------------------------------------------------------------------------------------------------
                  Gas Utilities - 0.1%                             36,000  The Hong Kong & China Gas Ltd.                     75,861
                  ------------------------------------------------------------------------------------------------------------------
                  Hotels, Restaurants & Leisure - 0.0%             14,000  Shangri-La Asia Ltd.                               33,840
                  ------------------------------------------------------------------------------------------------------------------
                  Household Durables - 0.0%                           564  Techtronic Industries Co.                             753
                  ------------------------------------------------------------------------------------------------------------------
                  Industrial Conglomerates - 0.1%                  22,000  Hutchison Whampoa Ltd.                            218,395
                  ------------------------------------------------------------------------------------------------------------------
                  Internet Software & Services - 0.0%              11,000  Tencent Holdings Limited                           44,220
                  ------------------------------------------------------------------------------------------------------------------
                  Marine - 0.0%                                     1,159  Orient Overseas International Ltd.                 11,331
                  ------------------------------------------------------------------------------------------------------------------
                  Media - 0.0%                                      3,000  Television Broadcasts Ltd.                         21,109
                  ------------------------------------------------------------------------------------------------------------------
                  Real Estate Investment Trusts (REITs) - 0.0%        500  The Link REIT                                       1,107
                  ------------------------------------------------------------------------------------------------------------------
                  Real Estate Management & Development - 0.6%      55,000  Cheung Kong Holdings Ltd.                         720,697
                                                                   26,000  Hang Lung Properties Ltd.                          89,776
                                                                   11,000  Henderson Land Development Co., Ltd.               74,986
                                                                   10,000  Sino Land Co.                                      20,820
                                                                    6,000  Sun Hung Kai Properties Ltd.                       72,196
                                                                   11,000  Swire Pacific Ltd. Class A                        122,436
                                                                   13,000  Wharf Holdings Ltd.                                51,921
                                                                                                                        ------------
                                                                                                                           1,152,832
                  ------------------------------------------------------------------------------------------------------------------
                  Semiconductors & Semiconductor                    2,000  ASM Pacific Technology Ltd.                        14,488
                  Equipment - 0.0%
                  ------------------------------------------------------------------------------------------------------------------
                  Specialty Retail - 0.1%                          12,500  Esprit Holdings Ltd.                              158,818
                  ------------------------------------------------------------------------------------------------------------------
                  Transportation Infrastructure - 0.0%              7,321  Hopewell Holdings Ltd.                             29,878
                  ------------------------------------------------------------------------------------------------------------------
                  Wireless Telecommunication Services - 0.0%       18,000  Hutchinson Telecommunications
                                                                           International Ltd.                                 23,184
                  ------------------------------------------------------------------------------------------------------------------
                                                                           Total Common Stocks in Hong Kong                1,925,182
------------------------------------------------------------------------------------------------------------------------------------

Master Enhanced International Series
Schedule of Investments June 30, 2007                          (in U.S. dollars)

                                                                   Shares
                  Industry                                           Held  Common Stocks                                   Value
------------------------------------------------------------------------------------------------------------------------------------
Japan - 19.2%     Airlines - 0.1%                                   8,000  All Nippon Airways Co., Ltd.                 $     30,436
                                                                   57,000  Japan Airlines Corp.                              107,223
                                                                                                                        ------------
                                                                                                                             137,659
                  ------------------------------------------------------------------------------------------------------------------
                  Auto Components - 0.4%                            5,400  Aisin Seiki Co., Ltd.                             198,126
                                                                    2,000  Bridgestone Corp.                                  42,874
                                                                    6,000  Denso Corp.                                       234,664
                                                                    2,000  NGK Spark Plug Co., Ltd.                           34,740
                                                                    2,000  NHK Spring Co., Ltd.                               19,250
                                                                    1,600  NOK Corp.                                          33,770
                                                                    1,900  Stanley Electric Co., Ltd.                         41,239
                                                                    2,300  Sumitomo Rubber Industries, Ltd.                   27,451
                                                                      800  Tokai Rika Co. Ltd.                                21,862
                                                                      500  Toyoda Gosei Co., Ltd.                             14,098
                                                                    2,500  Toyota Industries Corp.                           116,158
                                                                                                                        ------------
                                                                                                                             784,232
                  ------------------------------------------------------------------------------------------------------------------
                  Automobiles - 1.7%                               19,300  Honda Motor Co., Ltd.                             700,826
                                                                   28,400  Nissan Motor Co., Ltd.                            304,047
                                                                   33,500  Toyota Motor Corp.                              2,112,724
                                                                    2,300  Yamaha Motor Co., Ltd.                             66,735
                                                                                                                        ------------
                                                                                                                           3,184,332
                  ------------------------------------------------------------------------------------------------------------------
                  Beverages - 0.6%                                 59,900  Asahi Breweries Ltd.                              928,945
                                                                    6,400  Coca-Cola West Holdings Co., Ltd.                 148,655
                                                                    7,000  Kirin Holdings Co., Ltd.                          104,709
                                                                                                                        ------------
                                                                                                                           1,182,309
                  ------------------------------------------------------------------------------------------------------------------
                  Building Products - 0.0%                          2,000  Asahi Glass Co., Ltd.                              26,967
                                                                    2,000  Central Glass Co., Ltd.                            11,176
                                                                      100  JS Group Corp.                                      2,027
                                                                    2,000  Sanwa Shutter Corp.                                11,600
                                                                                                                        ------------
                                                                                                                              51,770
                  ------------------------------------------------------------------------------------------------------------------
                  Capital Markets - 0.5%                           24,000  Daiwa Securities Group, Inc.                      255,159
                                                                      400  Jafco Co., Ltd.                                    18,391
                                                                    1,100  Matsui Securities Co., Ltd.                         9,810
                                                                    3,000  Mitsubishi UFJ Securities Co.                      33,614
                                                                    5,000  Nikko Cordial Corp.                                65,214
                                                                   23,400  Nomura Holdings, Inc.                             454,507
                                                                        1  SBI E*trade Securities Co. Ltd.                     1,053
                                                                        1  SBI Holdings, Inc.                                    317
                                                                    5,000  Shinko Securities Co., Ltd.                        25,822
                                                                                                                        ------------
                                                                                                                             863,887
                  ------------------------------------------------------------------------------------------------------------------

Master Enhanced International Series
Schedule of Investments June 30, 2007                          (in U.S. dollars)

                                                                   Shares
                  Industry                                           Held  Common Stocks                                   Value
------------------------------------------------------------------------------------------------------------------------------------
                  Chemicals - 1.1%                                 11,000  Asahi Kasei Corp.                            $     72,269
                                                                  108,000  Dainippon Ink and Chemicals, Inc.                 416,717
                                                                    5,000  Denki Kagaku Kogyo Kabushiki Kaisha                22,504
                                                                    4,000  Kaneka Corp.                                       33,500
                                                                    4,500  Kuraray Co., Ltd.                                  52,749
                                                                   14,500  Mitsubishi Chemical Holdings Corp.                133,108
                                                                    5,000  Mitsubishi Gas Chemical Co., Inc.                  45,644
                                                                    5,000  Mitsubishi Rayon Co., Ltd.                         35,614
                                                                   15,000  Mitsui Chemicals, Inc.                            113,928
                                                                    2,000  Nippon Sanso Corp.                                 15,464
                                                                    1,000  Nippon Shokubai Co., Ltd.                           8,883
                                                                    2,000  Nissan Chemical Industries Ltd.                    23,533
                                                                    1,000  Nitto Denko Corp.                                  50,403
                                                                    6,600  Shin-Etsu Chemical Co., Ltd.                      471,224
                                                                   13,000  Showa Denko KK                                     47,014
                                                                    5,000  Sumitomo Chemical Co., Ltd.                        33,552
                                                                    9,000  Teijin Ltd.                                        49,225
                                                                    6,000  Toray Industries, Inc.                             44,337
                                                                   52,000  Tosoh Corp.                                       288,436
                                                                   12,000  Ube Industries Ltd.                                36,941
                                                                                                                        ------------
                                                                                                                           1,995,045
                  ------------------------------------------------------------------------------------------------------------------
                  Commercial Banks - 3.3%                           9,000  The 77 Bank Ltd.                                   58,410
                                                                    3,000  The Bank of Kyoto Ltd.                             35,938
                                                                   15,000  The Bank of Yokohama Ltd.                         105,057
                                                                   10,000  The Chiba Bank Ltd.                                88,639
                                                                    4,000  The Gunma Bank Ltd.                                26,889
                                                                    5,000  The Hachijuni Bank Ltd.                            35,215
                                                                    6,000  The Hiroshima Bank Ltd.                            33,226
                                                                   16,000  Hokuhoku Financial Group, Inc.                     51,724
                                                                    7,000  The Joyo Bank Ltd.                                 43,496
                                                                      180  Mitsubishi UFJ Financial Group, Inc.            1,983,724
                                                                   13,000  Mitsui Trust Holdings, Inc.                       113,106
                                                                      162  Mizuho Financial Group, Inc.                    1,119,183
                                                                      145  Resona Holdings, Inc.                             346,378
                                                                        3  Sapporo Hokuyo Holdings, Inc.                      33,067
                                                                  124,000  Shinsei Bank Ltd.                                 501,150
                                                                    7,000  The Shizuoka Bank Ltd.                             71,027
                                                                      140  Sumitomo Mitsui Financial Group, Inc.           1,305,137
                                                                   24,000  The Sumitomo Trust & Banking Co., Ltd.            228,588
                                                                    2,000  Suruga Bank Ltd.                                   25,205
                                                                                                                        ------------
                                                                                                                           6,205,159
                  ------------------------------------------------------------------------------------------------------------------

Master Enhanced International Series
Schedule of Investments June 30, 2007                          (in U.S. dollars)

                                                                   Shares
                  Industry                                           Held  Common Stocks                                   Value
------------------------------------------------------------------------------------------------------------------------------------
                  Commercial Services & Supplies - 0.2%             7,000  Dai Nippon Printing Co., Ltd.                $    104,462
                                                                    1,200  Kokuyo Co., Ltd.                                   14,076
                                                                      300  Meitec Corp.                                        8,594
                                                                    5,000  Secom Co., Ltd.                                   235,884
                                                                    6,000  Toppan Printing Co., Ltd.                          64,474
                                                                                                                        ------------
                                                                                                                             427,490
                  ------------------------------------------------------------------------------------------------------------------
                  Computers & Peripherals - 0.3%                   23,000  Fujitsu Ltd.                                      169,424
                                                                      100  Mitsumi Electric Co., Ltd.                          3,584
                                                                   25,000  NEC Corp.                                         128,703
                                                                    1,300  Seiko Epson Corp.                                  37,632
                                                                   35,500  Toshiba Corp.                                     309,304
                                                                                                                        ------------
                                                                                                                             648,647
                  ------------------------------------------------------------------------------------------------------------------
                  Construction & Engineering - 0.1%                 1,000  COMSYS Holdings Corp.                              11,582
                                                                   12,000  Kajima Corp.                                       50,155
                                                                    1,000  Kinden Corp.                                        8,683
                                                                    3,000  Nishimatsu Construction Co., Ltd.                  10,593
                                                                    7,000  Obayashi Corp.                                     38,134
                                                                    2,000  Okumura Corp.                                      10,236
                                                                   11,000  Taisei Corp.                                       37,184
                                                                    1,000  Toda Corp.                                          5,317
                                                                                                                        ------------
                                                                                                                             171,884
                  ------------------------------------------------------------------------------------------------------------------
                  Construction Materials - 0.0%                     5,000  Sumitomo Osaka Cement Co., Ltd.                    13,245
                                                                   10,000  Taiheiyo Cement Corp.                              44,232
                                                                                                                        ------------
                                                                                                                              57,477
                  ------------------------------------------------------------------------------------------------------------------
                  Consumer Finance - 0.4%                             920  Acom Co., Ltd.                                     33,004
                                                                    1,100  Aeon Credit Service Co., Ltd.                      17,454
                                                                      950  Aiful Corp.                                        27,277
                                                                      600  Hitachi Capital Corp.                               9,146
                                                                    1,130  ORIX Corp.                                        297,854
                                                                    5,400  Promise Co., Ltd.                                 166,610
                                                                    5,430  Takefuji Corp.                                    182,601
                                                                                                                        ------------
                                                                                                                             733,946
                  ------------------------------------------------------------------------------------------------------------------
                  Containers & Packaging - 0.0%                       100  Toyo Seikan Kaisha Ltd.                             1,933
                  ------------------------------------------------------------------------------------------------------------------
                  Diversified Telecommunication Services - 0.2%        85  Nippon Telegraph & Telephone Corp.                376,152
                  ------------------------------------------------------------------------------------------------------------------
                  Electric Utilities - 0.4%                         8,500  Chubu Electric Power Co., Inc.                    225,531
                                                                    8,000  The Kansai Electric Power Co., Inc.               189,200
                                                                    3,900  Tohoku Electric Power Co., Inc.                    87,483
                                                                    9,200  The Tokyo Electric Power Co., Inc.                295,936
                                                                                                                        ------------
                                                                                                                             798,150
                  ------------------------------------------------------------------------------------------------------------------
                  Electrical Equipment - 0.3%                       7,000  Fuji Electric Holdings Co., Ltd.                   35,506
                                                                    4,000  Fujikura Ltd.                                      29,708

Master Enhanced International Series
Schedule of Investments June 30, 2007                          (in U.S. dollars)

                                                                   Shares
                  Industry                                           Held  Common Stocks                                   Value
------------------------------------------------------------------------------------------------------------------------------------
                                                                   19,000  Furukawa Electric Co., Ltd.                  $    104,932
                                                                    2,000  Hitachi Cable, Ltd.                                11,717
                                                                    4,000  Matsushita Electric Works Ltd.                     51,143
                                                                   13,000  Mitsubishi Electric Corp.                         120,425
                                                                    9,200  Sumitomo Electric Industries Ltd.                 136,977
                                                                                                                        ------------
                                                                                                                             490,408
                  ------------------------------------------------------------------------------------------------------------------
                  Electronic Equipment & Instruments - 0.8%         2,000  Alps Electric Co., Ltd.                            19,983
                                                                    3,630  Citizens Holding Co. Ltd.                          32,736
                                                                    2,000  Dainippon Screen Manufacturing Co., Ltd.           15,093
                                                                      300  Hirose Electric Co., Ltd.                          39,451
                                                                  119,000  Hitachi Ltd.                                      842,104
                                                                    5,300  Hoya Corp.                                        175,818
                                                                    1,800  Kyocera Corp.                                     191,226
                                                                      400  Mabuchi Motor Co., Ltd.                            24,497
                                                                    1,000  Murata Manufacturing Co., Ltd.                     75,240
                                                                      100  Nidec Corp.                                         5,867
                                                                      400  TDK Corp.                                          38,713
                                                                    2,000  Yaskawa Electric Corp.                             22,733
                                                                    2,300  Yokogawa Electric Corp.                            30,832
                                                                                                                        ------------
                                                                                                                           1,514,293
                  ------------------------------------------------------------------------------------------------------------------
                  Food & Staples Retailing - 0.2%                   8,100  Aeon Co., Ltd.                                    150,350
                                                                      400  Circle K Sunkus Co., Ltd.                           6,981
                                                                      800  FamilyMart Co., Ltd.                               21,084
                                                                      800  Lawson, Inc.                                       27,671
                                                                    6,536  Seven & I Holdings Co. Ltd.                       186,834
                                                                    2,000  UNY Co., Ltd.                                      23,708
                                                                                                                        ------------
                                                                                                                             416,628
                  ------------------------------------------------------------------------------------------------------------------
                  Food Products - 0.1%                                700  House Foods Corp.                                  10,744
                                                                    3,000  Meiji Dairies Corp.                                19,111
                                                                    4,000  Meiji Seika Kaisha Ltd.                            18,296
                                                                   24,000  Nichirei Corp.                                    123,485
                                                                    1,000  Nippon Meat Packers, Inc.                          12,096
                                                                    2,000  Nisshin Seifun Group, Inc.                         19,783
                                                                      900  QP Corp.                                            8,648
                                                                    1,000  Toyo Suisan Kaisha, Ltd.                           18,037
                                                                      900  Yakult Honsha Co., Ltd.                            22,758
                                                                    1,000  Yamazaki Baking Co., Ltd.                           8,537
                                                                                                                        ------------
                                                                                                                             261,495
                  ------------------------------------------------------------------------------------------------------------------
                  Gas Utilities - 0.0%                             17,000  Tokyo Gas Co., Ltd.                                80,611
                  ------------------------------------------------------------------------------------------------------------------
                  Health Care Equipment & Supplies - 0.1%           6,000  Olympus Corp.                                     234,086
                  ------------------------------------------------------------------------------------------------------------------

Master Enhanced International Series
Schedule of Investments June 30, 2007                          (in U.S. dollars)

                                                                   Shares
                  Industry                                           Held  Common Stocks                                   Value
------------------------------------------------------------------------------------------------------------------------------------
                  Health Care Providers & Services - 0.0%             200  Alfresa Holdings Corp.                       $     13,961
                                                                    2,000  Mediceo Paltac Holdings Co. Ltd.                   30,629
                                                                      900  Suzuken Co., Ltd.                                  28,114
                                                                                                                        ------------
                                                                                                                              72,704
                  ------------------------------------------------------------------------------------------------------------------
                  Household Durables - 1.4%                         2,800  Casio Computer Co., Ltd.                           43,657
                                                                    1,100  Daito Trust Construction Co., Ltd.                 52,379
                                                                   12,000  HASEKO Corp. (c)                                   35,486
                                                                    1,000  Makita Corp.                                       44,549
                                                                   66,000  Matsushita Electric Industrial Co., Ltd.        1,307,933
                                                                      400  Rinnai Corp.                                       12,471
                                                                   92,000  Sanyo Electric Co., Ltd. (c)                      150,644
                                                                    6,000  Sekisui Chemical Co., Ltd.                         46,371
                                                                    8,000  Sekisui House Ltd.                                106,636
                                                                   12,000  Sharp Corp.                                       227,490
                                                                   12,400  Sony Corp.                                        636,514
                                                                                                                        ------------
                                                                                                                           2,664,130
                  ------------------------------------------------------------------------------------------------------------------
                  IT Services - 0.1%                                  800  CSK Holdings Corp.                                 28,173
                                                                       19  NTT Data Corp.                                     90,146
                                                                    1,500  Nomura Research Institute Ltd.                     44,122
                                                                      400  TIS, Inc.                                           9,187
                                                                                                                        ------------
                                                                                                                             171,628
                  ------------------------------------------------------------------------------------------------------------------
                  Industrial Conglomerates - 0.0%                  10,000  Hankyu Hanshin Holdings, Inc.                      52,805
                  ------------------------------------------------------------------------------------------------------------------
                  Insurance - 0.5%                                 13,033  Millea Holdings, Inc.                             535,816
                                                                   15,000  Mitsui Sumitomo Insurance Co., Ltd.               192,446
                                                                   10,000  Sompo Japan Insurance, Inc.                       122,307
                                                                                                                        ------------
                                                                                                                             850,569
                  ------------------------------------------------------------------------------------------------------------------
                  Internet Software & Services - 0.0%                 193  Yahoo! Japan Corp.                                 65,433
                  ------------------------------------------------------------------------------------------------------------------
                  Leisure Equipment & Products - 0.3%               3,400  Fuji Photo Film Co., Ltd.                         151,965
                                                                    2,731  Namco Bandai Holdings, Inc.                        43,140
                                                                      500  Sankyo Co., Ltd. (Gunma)                           21,055
                                                                   10,600  Sega Sammy Holdings, Inc.                         171,527
                                                                      800  Shimano, Inc.                                      27,436
                                                                    3,200  Yamaha Corp.                                       66,499
                                                                                                                        ------------
                                                                                                                             481,622
                  ------------------------------------------------------------------------------------------------------------------
                  Machinery - 0.3%                                  4,000  Amada Co., Ltd.                                    50,025
                                                                    1,100  Fanuc Ltd.                                        113,535
                                                                      500  GLORY Ltd.                                         10,943
                                                                    3,000  Hino Motors Ltd.                                   17,935
                                                                    2,500  JTEKT Corp.                                        45,152
                                                                    2,000  Kawasaki Heavy Industries Ltd.                      8,159
                                                                    7,000  Komatsu Ltd.                                      202,882

Master Enhanced International Series
Schedule of Investments June 30, 2007                          (in U.S. dollars)

                                                                   Shares
                  Industry                                           Held  Common Stocks                                   Value
------------------------------------------------------------------------------------------------------------------------------------
                                                                    1,000  Komori Corp.                                 $     23,438
                                                                    2,000  Kubota Corp.                                       16,167
                                                                    4,000  Minebea Co., Ltd.                                  22,609
                                                                    1,000  Mitsubishi Heavy Industries Ltd.                    6,405
                                                                    6,000  NSK Ltd.                                           62,030
                                                                    1,000  Sumitomo Heavy Industries Ltd.                     11,305
                                                                      200  THK Co., Ltd.                                       5,009
                                                                                                                        ------------
                                                                                                                             595,594
                  ------------------------------------------------------------------------------------------------------------------
                  Marine - 0.2%                                     6,000  Kawasaki Kisen Kaisha Ltd.                         73,174
                                                                   13,000  Mitsui OSK Lines Ltd.                             176,266
                                                                   13,000  Nippon Yusen Kabushiki Kaisha                     119,228
                                                                                                                        ------------
                                                                                                                             368,668
                  ------------------------------------------------------------------------------------------------------------------
                  Media - 0.1%                                         32  Dentsu, Inc.                                       90,718
                                                                        1  Fuji Television Network, Inc.                       2,012
                                                                                                                        ------------
                                                                                                                              92,730
                  ------------------------------------------------------------------------------------------------------------------
                  Metals & Mining - 0.9%                            3,000  Dowa Mining Co., Ltd.                              31,962
                                                                    6,900  JFE Holdings, Inc.                                428,878
                                                                   35,000  Kobe Steel Ltd.                                   132,746
                                                                   12,000  Mitsubishi Materials Corp.                         65,423
                                                                    6,000  Mitsui Mining & Smelting Co., Ltd.                 27,995
                                                                    5,000  Nippon Light Metal Co., Ltd.                       13,046
                                                                   76,000  Nippon Steel Corp.                                534,622
                                                                   11,000  Nisshin Steel Co., Ltd.                            50,197
                                                                   50,300  Sumitomo Metal Industries Ltd.                    295,722
                                                                    7,000  Sumitomo Metal Mining Co., Ltd.                   151,751
                                                                      900  Tokyo Steel Manufacturing Co., Ltd.                14,094
                                                                                                                        ------------
                                                                                                                           1,746,436
                  ------------------------------------------------------------------------------------------------------------------
                  Multiline Retail - 0.0%                             100  Isetan Co., Ltd.                                    1,643
                                                                    3,700  Marui Co., Ltd.                                    46,748
                                                                                                                        ------------
                                                                                                                              48,391
                  ------------------------------------------------------------------------------------------------------------------
                  Office Electronics - 0.5%                        13,200  Canon, Inc.                                       774,088
                                                                    8,000  Ricoh Co., Ltd.                                   185,091
                                                                                                                        ------------
                                                                                                                             959,179
                  ------------------------------------------------------------------------------------------------------------------
                  Oil, Gas & Consumable Fuels - 0.1%                    1  Inpex Holdings, Inc.                                9,344
                                                                    2,500  Nippon Mining Holdings, Inc.                       23,917
                                                                   16,000  Nippon Oil Corp.                                  148,603
                                                                    3,000  TonenGeneral Sekiyu KK                             29,261
                                                                                                                        ------------
                                                                                                                             211,125
                  ------------------------------------------------------------------------------------------------------------------
                  Paper & Forest Products - 0.3%                      129  Nippon Paper Group, Inc.                          429,538
                                                                    9,000  OJI Paper Co., Ltd.                                43,752
                                                                                                                        ------------
                                                                                                                             473,290
                  ------------------------------------------------------------------------------------------------------------------

Master Enhanced International Series
Schedule of Investments June 30, 2007                          (in U.S. dollars)

                                                                   Shares
                  Industry                                           Held  Common Stocks                                   Value
------------------------------------------------------------------------------------------------------------------------------------
                  Personal Products - 0.0%                            300  Aderans Co., Ltd.                            $      6,317
                                                                      300  Kose Corp.                                          8,493
                                                                                                                        ------------
                                                                                                                              14,810
                  ------------------------------------------------------------------------------------------------------------------
                  Pharmaceuticals - 1.1%                            7,400  Astellas Pharma, Inc.                             321,881
                                                                    5,700  Daiichi Sankyo Co. Ltd.                           151,236
                                                                      900  Eisai Co., Ltd.                                    39,301
                                                                    4,000  Kyowa Hakko Kogyo Co., Ltd.                        37,748
                                                                      700  Santen Pharmaceutical Co., Ltd.                    17,046
                                                                    2,000  Taisho Pharmaceutical Co., Ltd.                    39,680
                                                                   21,400  Takeda Pharmaceutical Co., Ltd.                 1,382,471
                                                                    3,000  Tanabe Seiyaku Co., Ltd.                           35,669
                                                                                                                        ------------
                                                                                                                           2,025,032
                  ------------------------------------------------------------------------------------------------------------------
                  Real Estate Management & Development - 0.1%       1,600  Leopalace21 Corp.                                  54,676
                                                                    1,000  Mitsui Fudosan Co., Ltd.                           28,028
                                                                                                                        ------------
                                                                                                                              82,704
                  ------------------------------------------------------------------------------------------------------------------
                  Road & Rail - 0.7%                                   17  Central Japan Railway Co.                         179,359
                                                                       43  East Japan Railway Co.                            331,324
                                                                    6,000  Keio Electric Railway Co., Ltd.                    39,949
                                                                    3,000  Keisei Electric Railway Co., Ltd.                  17,563
                                                                    1,000  Kintetsu Corp.                                      3,012
                                                                   10,000  Nippon Express Co., Ltd.                           56,846
                                                                    3,000  Seino Holdings Corp.                               28,397
                                                                    9,000  Tobu Railway Co., Ltd.                             40,683
                                                                   76,000  Tokyu Corp.                                       507,946
                                                                       24  West Japan Railway Co.                            111,750
                                                                                                                        ------------
                                                                                                                           1,316,829
                  ------------------------------------------------------------------------------------------------------------------
                  Semiconductors & Semiconductor                      600  Advantest Corp.                                    26,124
                  Equipment - 0.2%                                    200  Rohm Co., Ltd.                                     17,749
                                                                    1,000  Sanken Electric Co., Ltd.                           9,674
                                                                      700  Shinko Electric Industries                         15,065
                                                                    1,300  Sumco Corp.                                        65,137
                                                                    2,000  Tokyo Electron Ltd.                               147,139
                                                                                                                        ------------
                                                                                                                             280,888
                  ------------------------------------------------------------------------------------------------------------------
                  Software - 0.1%                                   1,200  Konami Corp.                                       27,560
                                                                      600  Nintendo Co., Ltd.                                218,906
                                                                      100  Oracle Corp. Japan                                  4,414
                                                                                                                        ------------
                                                                                                                             250,880
                  ------------------------------------------------------------------------------------------------------------------
                  Specialty Retail - 0.0%                             500  Aoyama Trading Co., Ltd.                           15,381
                                                                      200  Autobacs Seven Co., Ltd.                            6,240
                                                                      600  Shimachu Co., Ltd.                                 16,133
                                                                       10  USS Co., Ltd.                                         637
                                                                                                                        ------------
                                                                                                                              38,391
                  ------------------------------------------------------------------------------------------------------------------

Master Enhanced International Series
Schedule of Investments June 30, 2007                          (in U.S. dollars)

                                                                   Shares
                  Industry                                           Held  Common Stocks                                   Value
------------------------------------------------------------------------------------------------------------------------------------
                  Textiles, Apparel & Luxury Goods - 0.0%           3,000  Gunze Ltd.                                   $     17,521
                                                                    2,000  Nisshinbo Industries, Inc.                         27,935
                                                                    6,000  Toyobo Co., Ltd.                                   17,170
                                                                                                                        ------------
                                                                                                                              62,626
                  ------------------------------------------------------------------------------------------------------------------
                  Tobacco - 0.2%                                       56  Japan Tobacco, Inc.                               276,038
                  ------------------------------------------------------------------------------------------------------------------
                  Trading Companies & Distributors - 0.8%             800  Hitachi High-Technologies Corp.                    20,754
                                                                   19,000  Itochu Corp.                                      220,009
                                                                   19,000  Marubeni Corp.                                    156,295
                                                                   22,100  Mitsubishi Corp.                                  579,065
                                                                   15,000  Mitsui & Co., Ltd.                                299,355
                                                                    9,000  Sojitz Corp.                                       40,227
                                                                    7,000  Sumitomo Corp.                                    127,621
                                                                    3,000  Toyota Tsusho Corp.                                69,391
                                                                                                                        ------------
                                                                                                                           1,512,717
                  ------------------------------------------------------------------------------------------------------------------
                  Wireless Telecommunication Services - 0.5%           30  KDDI Corp.                                        222,241
                                                                      252  NTT DoCoMo, Inc.                                  398,563
                                                                   11,900  Softbank Corp.                                    256,439
                                                                                                                        ------------
                                                                                                                             877,243
                  ------------------------------------------------------------------------------------------------------------------
                                                                           Total Common Stocks in Japan                   36,210,055
------------------------------------------------------------------------------------------------------------------------------------
New Zealand -     Construction Materials - 0.1%                     6,585  Fletcher Building Ltd.                             62,719
0.2%              ------------------------------------------------------------------------------------------------------------------
                  Diversified Telecommunication Services - 0.1%    76,465  Telecom Corp. of New Zealand Ltd.                 268,208
                  ------------------------------------------------------------------------------------------------------------------
                  Electric Utilities - 0.0%                         3,259  Contact Energy Ltd.                                22,630
                  ------------------------------------------------------------------------------------------------------------------
                  Hotels, Restaurants & Leisure - 0.0%                  9  Sky City Ltd.                                          35
                  ------------------------------------------------------------------------------------------------------------------
                  Household Durables - 0.0%                         2,277  Fisher & Paykel Appliances Holdings Ltd.            6,106
                  ------------------------------------------------------------------------------------------------------------------
                  Transportation Infrastructure - 0.0%                 44  Auckland International Airport Ltd.                   111
                  ------------------------------------------------------------------------------------------------------------------
                                                                           Total Common Stocks in New Zealand                359,809
------------------------------------------------------------------------------------------------------------------------------------
Singapore - 1.1%  Commercial Banks - 0.2%                          14,000  DBS Group Holdings Ltd.                           208,594
                                                                   12,134  Oversea-Chinese Banking Corp.                      72,537
                                                                    6,000  United Overseas Bank Ltd.                          86,253
                                                                                                                        ------------
                                                                                                                             367,384
                  ------------------------------------------------------------------------------------------------------------------
                  Distributors - 0.0%                                  99  Jardine Cycle & Carriage Ltd.                       1,017
                  ------------------------------------------------------------------------------------------------------------------
                  Diversified Telecommunication Services - 0.0%     2,716  Singapore Telecommunications Ltd.                   6,040
                  ------------------------------------------------------------------------------------------------------------------
                  Food & Staples Retailing - 0.0%                   7,000  Olam International Ltd.                            14,121
                  ------------------------------------------------------------------------------------------------------------------
                  Health Care Providers & Services - 0.0%           7,000  Parkway Holdings Ltd.                              18,326
                  ------------------------------------------------------------------------------------------------------------------
                  Industrial Conglomerates - 0.2%                  68,528  Fraser and Neave Ltd.                             244,277
                                                                    5,000  Haw Par Corp. Ltd.                                 25,007
                                                                    1,912  Keppel Corp. Ltd.                                  15,641
                                                                                                                        ------------
                                                                                                                             284,925
                  ------------------------------------------------------------------------------------------------------------------
                  Marine - 0.0%                                    10,000  Cosco Corp. (Singapore) Ltd.                       24,423
                                                                    5,000  Neptune Orient Lines Ltd.                          17,332
                                                                                                                        ------------
                                                                                                                              41,755
                  ------------------------------------------------------------------------------------------------------------------

Master Enhanced International Series
Schedule of Investments June 30, 2007                          (in U.S. dollars)

                                                                   Shares
                  Industry                                           Held  Common Stocks                                   Value
------------------------------------------------------------------------------------------------------------------------------------
                  Media - 0.5%                                    285,000  Singapore Press Holdings Ltd.                $    864,259
                  ------------------------------------------------------------------------------------------------------------------
                  Real Estate Management & Development - 0.2%       4,884  Allgreen Properties Ltd.                            6,684
                                                                   75,000  CapitaLand Ltd.                                   397,355
                                                                    1,000  City Developments Ltd.                             11,305
                                                                    6,000  Wing Tai Holdings Ltd.                             15,627
                                                                                                                        ------------
                                                                                                                             430,971
                  ------------------------------------------------------------------------------------------------------------------
                  Road & Rail - 0.0%                                4,969  SMRT Corp. Ltd.                                     6,401
                  ------------------------------------------------------------------------------------------------------------------
                  Semiconductors & Semiconductor                        1  Chartered Semiconductor Manufacturing
                  Equipment - 0.0%                                         Ltd. (c)                                                1
                  ------------------------------------------------------------------------------------------------------------------
                                                                           Total Common Stocks in Singapore                2,035,200
------------------------------------------------------------------------------------------------------------------------------------
                                                                           Total Common Stocks in the Pacific
                                                                           Basin/Asia - 26.8%                             50,475,170
------------------------------------------------------------------------------------------------------------------------------------
                                                                           Total Common Stocks
                                                                           (Cost - $136,976,192) - 92.4%
                                                                                                                         173,968,585
------------------------------------------------------------------------------------------------------------------------------------
                                                                           Exchange-Traded Funds
------------------------------------------------------------------------------------------------------------------------------------
North America
------------------------------------------------------------------------------------------------------------------------------------
United States -                                                    45,940  iShares MSCI EAFE Index Fund (d)                3,704,142
2.0%
------------------------------------------------------------------------------------------------------------------------------------
                                                                           Total Exchange-Traded Funds                     3,704,142
                                                                           (Cost - $3,205,973) - 2.0%

------------------------------------------------------------------------------------------------------------------------------------
                                                                           Preferred Stocks
------------------------------------------------------------------------------------------------------------------------------------
Europe
------------------------------------------------------------------------------------------------------------------------------------
Germany - 0.3%    Automobiles - 0.3%                                4,870  Volkswagen AG, 4.35%                              507,782
                  ------------------------------------------------------------------------------------------------------------------
                  Multi-Utilities - 0.0%                            1,092  RWE AG, 3.50%                                     109,296
                  ------------------------------------------------------------------------------------------------------------------
                                                                           Total Preferred Stocks
                                                                           (Cost - $412,203) - 0.3%
                                                                                                                             617,078
------------------------------------------------------------------------------------------------------------------------------------
                                                                           Rights
------------------------------------------------------------------------------------------------------------------------------------
Europe
------------------------------------------------------------------------------------------------------------------------------------
Spain - 0.0%      Machinery - 0.0%                                  1,252  Zardoya Otis SA (f)                                 4,796
                  ------------------------------------------------------------------------------------------------------------------
                                                                           Total Rights (Cost - $5,252) - 0.0%                 4,796
------------------------------------------------------------------------------------------------------------------------------------
                                                                    Face
                                                                   Amount  Fixed Income Securities
------------------------------------------------------------------------------------------------------------------------------------
Europe
------------------------------------------------------------------------------------------------------------------------------------
France - 0.1%     Airlines - 0.0%                           EUR    38,950  Societe Air France, 2.75% due 4/01/2020 (a)        93,790
                  ------------------------------------------------------------------------------------------------------------------
                  Communications Equipment - 0.1%                 113,260  Alcatel SA, 4.75% due 1/01/2011 (a)               158,009
                  ------------------------------------------------------------------------------------------------------------------
                                                                           Total Fixed Income Securities in France           251,799
------------------------------------------------------------------------------------------------------------------------------------
Luxembourg -      Diversified Financial Services - 0.2%     USD    66,000  Glencore Finance (Europe) SA, 4.125% due
0.2%                                                                       10/06/2010 (a)                                    319,688
                  ------------------------------------------------------------------------------------------------------------------
                                                                           Total Fixed Income Securities in Luxembourg       319,688
------------------------------------------------------------------------------------------------------------------------------------
Switzerland -     Electrical Equipment - 0.1%               CHF   125,000  ABB International Finance Ltd., 3.50% due
0.2%                                                                       9/10/2010 (a)                                     294,924
                  ------------------------------------------------------------------------------------------------------------------
                                                                           Total Fixed Income Securities in Switzerland      294,924
------------------------------------------------------------------------------------------------------------------------------------
                                                                           Total Fixed Income Securities in
                                                                           Europe - 0.5%                                     866,411
------------------------------------------------------------------------------------------------------------------------------------

Master Enhanced International Series
Schedule of Investments June 30, 2007                          (in U.S. dollars)

                                                                    Face
                  Industry                                        Amount   Fixed Income Securities                         Value
------------------------------------------------------------------------------------------------------------------------------------
Pacific Basin/Asia
------------------------------------------------------------------------------------------------------------------------------------
Japan - 0.2%      Air Freight & Logistics - 0.0%    JPY         3,000,000  Yamato Transport Yamtra Series 7, 1.20%
                                                                           due 9/30/2009 (a)                            $     35,888
                  ------------------------------------------------------------------------------------------------------------------
                  Commercial Banks - 0.0%                       2,000,000  The Bank of Fukuoka Ltd. Series 2, 1.10%
                                                                           due 9/28/2007 (a)                                  34,194
                  ------------------------------------------------------------------------------------------------------------------
                  Gas Utilities - 0.0%                          5,000,000  Tokyo Gas Co. Ltd. Series 5, 1.20%
                                                                           due 3/31/2009 (a)                                  69,895
                  ------------------------------------------------------------------------------------------------------------------
                  Trading Companies & Distributors              5,000,000  Mitsubishi Corp., 0% due 6/17/2011 (a)            110,340
                  - 0.1%                                        5,000,000  Mitsui & Co. Ltd. Series 6, 1.05%
                                                                           due 9/30/2009 (a)                                 113,368
                                                                                                                        ------------
                                                                                                                             223,708
                  ------------------------------------------------------------------------------------------------------------------
                                                                           Total Fixed Income Securities in
                                                                           the Pacific Basin/Asia - 0.2%                     363,685
------------------------------------------------------------------------------------------------------------------------------------
                                                                           Total Fixed Income Securities
                                                                           (Cost - $803,433) - 0.7%                        1,230,096
------------------------------------------------------------------------------------------------------------------------------------
                                                               Beneficial
                                                                 Interest  Short-Term Securities
------------------------------------------------------------------------------------------------------------------------------------
                                                    USD         2,602,630  BlackRock Liquidity Series, LLC
                                                                           Cash Sweep Series, 5.33% (b)(e)                 2,602,630
------------------------------------------------------------------------------------------------------------------------------------
                                                                           Total Short-Term Securities
                                                                           (Cost - $2,602,630) - 1.4%                      2,602,630
------------------------------------------------------------------------------------------------------------------------------------
                                                                           Total Investments
                                                                           (Cost - $144,005,683*) - 96.8%                182,127,327

                                                                           Other Assets Less Liabilities - 3.2%            6,110,818
                                                                                                                        ------------
                                                                           Net Assets - 100.0%                          $188,238,145
                                                                                                                        ============

* The cost and unrealized appreciation (depreciation) of investments as of June 30, 2007, as computed for federal income tax purposes, were as follows:

      Aggregate cost                                      $ 149,895,000
                                                          =============
      Gross unrealized appreciation                       $  34,190,850
      Gross unrealized depreciation                          (1,958,523)
                                                          -------------
      Net unrealized appreciation                         $  32,232,327
                                                          =============

(a)   Convertible security.
(b) Investments in companies considered to be an affiliate of the Series, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:
      ------------------------------------------------------------------------
                                                     Net             Interest
      Affiliate                                    Activity           Income
      ------------------------------------------------------------------------
      BlackRock Liquidity Series, LLC Cash
      Sweep Series                              $   (5,443,062)      $ 161,347
      ------------------------------------------------------------------------
(c)   Non-income producing security.
(d) All or a portion of security held as collateral in connection with open financial futures contracts.
(e)   Represents the current yield as of June 30, 2007.
(f)   The rights may be exercised until July 2, 2007.

Master Enhanced International Series
Schedule of Investments as of June 30, 2007                   (in U.S. dollars)

o For Series compliance purposes, the Series' industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Series management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percent of net assets.

o Forward foreign exchange contracts purchased as of June 30, 2007 were as follows:

      --------------------------------------------------------------------
                                                              Unrealized
      Foreign Currency          Settlement                   Appreciation
      Purchased                    Date                     (Depreciation)
      --------------------------------------------------------------------
      AUD         475,000       August 2007                 $       11,230
      CHF         737,500       August 2007                         (3,170)
      EUR       2,439,000       August 2007                         (3,705)
      GBP         665,000       August 2007                          9,990
      JPY     201,219,000       August 2007                        (43,215)
      SEK         608,000       August 2007                           (791)
      --------------------------------------------------------------------
      Total Unrealized Depreciation on
      Forward Foreign Exchange Contracts Purchased -
      Net (USD Commitment - $7,410,843)                     $      (29,661)
                                                            ==============

o     Forward foreign exchange contracts sold as of June 30, 2007 were as follows:
      --------------------------------------------------------------------
                                                              Unrealized
      Foreign Currency          Settlement                   Appreciation
      Purchased                    Date                     (Depreciation)
      --------------------------------------------------------------------
      AUD      238,000          August 2007                 $       (3,002)
      CHF      628,500          August 2007                            324
      EUR    1,813,000          August 2007                        (15,834)
      GBP      343,000          August 2007                         (9,707)
      JPY   87,000,000          August 2007                          9,442
      SEK      400,000          August 2007                           (894)
      --------------------------------------------------------------------
      Total Unrealized Depreciation on
      Forward Foreign Exchange Contracts Sold -
      Net (USD Commitment - $4,613,128)                     $      (19,671)
                                                            ==============

o     Financial futures purchased as of June 30, 2007 were as follows:

      ---------------------------------------------------------------------------------------------------------
                                                                                                    Unrealized
      Number of                                                Expiration            Face          Appreciation
      Contracts            Issue              Exchange            Date               Value        (Depreciation)
      ---------------------------------------------------------------------------------------------------------
          10     Hang Seng Index Future       Hong Kong         July 2007         $ 1,399,373              (573)
           5     OMX Stock Index Future       Stockholm         July 2007         $    94,429            (2,660)
          22        DJ Euro Stoxx 50            Eurex         September 2007      $ 1,338,824             5,562
          16     FTSE 100 Index Future      London Finance    September 2007      $ 2,129,285             3,491
          13      SPI 200 Index Future         Sydney         September 2007      $ 1,733,551            (4,013)
          17      TOPIX Index Future            Tokyo         September 2007      $ 2,452,766            (2,005)
      ---------------------------------------------------------------------------------------------------------
      Total Unrealized Depreciation - Net                                                         $        (198)
                                                                                                  =============

Master Enhanced International Series
Schedule of Investments as of June 30, 2007

o     Currency Abbreviations:

      AUD           Australian Dollar
      CHF           Swiss Franc
      EUR           Euro
      GBP           British Pound
      JPY           Japanese Yen
      SEK           Swedish Krone
      USD           U.S. Dollar

      See Notes to Financial Statements.

                                            Master Enhanced International Series

STATEMENT OF ASSETS AND LIABILITIES

                As of June 30, 2007 (Unaudited)
================================================================================================================================
Assets:         Investments in unaffiliated securities, at value (identified cost - $141,403,053)                   $179,524,697
                Investments in affiliated securities, at value (identified cost - $2,602,630) ...                      2,602,630
                Foreign cash (cost - $6,288,406) ................................................                      6,331,941
                Unrealized appreciation on forward foreign exchange contracts ...................                         30,986
                Receivables:
                      Securities sold ...........................................................    $ 1,757,724
                      Dividends .................................................................        534,323
                      Variation margin ..........................................................        299,888
                      Contributions .............................................................        102,160
                      Investment adviser ........................................................          1,934
                      Interest ..................................................................          9,077       2,705,106
                                                                                                      ----------
                Prepaid expenses ................................................................                          1,255
                                                                                                                    ------------
                Total assets ....................................................................                    191,196,615
                                                                                                                    ------------
================================================================================================================================
Liabilities:    Unrealized depreciation on forward foreign exchange contracts ...................                         80,318
                Payables:
                      Securities purchased ......................................................      2,786,922
                      Withdrawals ...............................................................         51,965
                      Other affiliates ..........................................................          1,326       2,840,213
                                                                                                      ----------
                Accrued expenses and other liablities ...........................................                         37,939
                                                                                                                    ------------
                Total liabilities ...............................................................                      2,958,470
                                                                                                                    ------------
================================================================================================================================
Net Assets:     Net assets ......................................................................                   $188,238,145
                                                                                                                    ============
================================================================================================================================
Net Assets      Investors' capital ..............................................................                   $150,110,582
Consist of:     Unrealized appreciation-net .....................................................                     38,127,563
                                                                                                                    ------------
                Net Assets ......................................................................                   $188,238,145
                                                                                                                    ============

      See Notes to Financial Statements.

                                            Master Enhanced International Series

STATEMENT OF OPERATIONS

                      For the Six Months Ended June 30, 2007 (Unaudited)
=============================================================================================================================
Investment            Dividends (net of $303,211 foreign withholding tax) ..........                             $  2,826,844
Income:               Interest (including $161,347 from affiliates
                         and net of $44 foreign wittholding tax) ...................                                  166,597
                                                                                                                 ------------
                      Total income .................................................                                2,993,441
                                                                                                                 ------------
=============================================================================================================================
Expenses:             Custodian fees ...............................................   $    65,650
                      Professional fees ............................................        32,395
                      Pricing fees .................................................        25,103
                      Accounting services ..........................................        18,637
                      Investment advisory fees .....................................         8,736
                      Printing and shareholder reports .............................         4,475
                      Trustees' fees and expenses ..................................         1,366
                      Other ........................................................         5,508
                                                                                       -----------
                      Total expenses before reimbursement ..........................       161,870
                      Reimbursement of expenses ....................................       (57,042)
                                                                                       -----------
                      Total expenses after reimbursement ...........................                                  104,828
                                                                                                                 ------------
                      Investment income-net ........................................                                2,888,613
                                                                                                                 ------------
=============================================================================================================================
Realized &            Realized gain on:
Unrealized               Investments-net ...........................................     8,167,092
Gain (Loss) - Net:       Financial futures contracts-net ...........................       737,812
                         Foreign currency transactions-net .........................       196,177                  9,101,081
                                                                                       -----------
                      Change in unrealized appreciation/depreciation on:
                         Investments-net ...........................................     5,624,973
                         Financial futures contracts-net ...........................      (240,436)
                         Foreign currency transactions-net .........................       (96,927)                 5,287,610
                                                                                       -----------               ------------
                      Total realized and unrealized gain-net .......................                               14,388,691
                                                                                                                 ------------
                      Net Increase in Net Assets Resulting from Operations .........                             $ 17,277,304
                                                                                                                 ============

      See Notes to Financial Statements.

                                            Master Enhanced International Series

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                         For the              For the
                                                                                        Six Months           Year Ended
                                                                                    Ended June 30, 2007     December 31,
               Increase (Decrease) in Net Assets:                                      (Unaudited)              2006
========================================================================================================================
Operations:    Investment income-net................................. ...........     $   2,888,613        $   3,189,783
               Realized gain-net ................................................         9,101,081           21,892,084
               Change in unrealized appreciation/depreciation-net ...............         5,287,610            4,471,335
                                                                                      -------------        -------------
               Net increase in net assets resulting from operations .............        17,277,304           29,553,202
                                                                                      -------------        -------------

========================================================================================================================
Capital        Proceeds from contributions ......................................        43,796,913           62,906,833
Transactions:  Fair value of withdrawals ........................................       (28,966,789)         (34,303,285)
                                                                                      -------------        -------------
               Net increase in net assets derived from capital transactions .....        14,830,124           28,603,548
                                                                                      -------------        -------------

========================================================================================================================
Net Assets:    Total increase in net assets .....................................        32,107,428           58,156,750
               Beginning of period ..............................................       156,130,717           97,973,967
                                                                                      -------------        -------------
               End of period ....................................................     $ 188,238,145        $ 156,130,717
                                                                                      =============        =============


      See Notes to Financial Statements.

                                            Master Enhanced International Series

FINANCIAL HIGHLIGHTS

                  The following ratios have
                  been derived from information       For the
                  provided in the financial       Six Months Ended                For the Year Ended December 31,
                  statements.                      June 30, 2007  ----------------------------------------------------------------
                                                    (Unaudited)       2006        2005        2004           2003          2002
=========================================================================================  ==========     ==========    ==========
Total Investment  Total investment return ......         10.38%+       27.09%       13.38%      20.79%         38.45%       (15.27%)
Return:                                             ==========    ==========   ==========  ==========     ==========    ==========

==============================================================    ==========   ==========  ==========     ==========    ==========
Ratios to         Expenses, net of reimbursement
Average Net       and excluding swap payment ...           .12%*         .17%         .19%        .07%           .09%          .06%
Assets:                                             ==========    ==========   ==========  ==========     ==========    ==========
                  Expenses, net of reimbursement           .12%*         .17%         .19%        .07%           .09%          .10%
                                                    ==========    ==========   ==========  ==========     ==========    ==========
                  Expenses .....................           .19%*         .27%         .19%        .07%           .09%          .14%
                                                    ==========    ==========   ==========  ==========     ==========    ==========
                  Investment income-net ........          3.31%*        2.62%        1.95%       2.38%          2.55%         2.25%
                                                    ==========    ==========   ==========  ==========     ==========    ==========

==============================================================    ==========   ==========  ==========     ==========    ==========
Supplemental      Net assets, end of period
Data:             (in thousands) ...............    $  188,238    $  156,131   $   97,974  $1,197,688     $1,065,822    $  916,695
                                                    ==========    ==========   ==========  ==========     ==========    ==========
                  Portfolio turnover ...........            48%          145%          67%         91%            91%          101%
                                                    ==========    ==========   ==========  ==========     ==========    ==========

      * Annualized.
      + Aggregate total investment return.

      See Notes to Financial Statements.

Master Enhanced International Series

Notes to Financial Statements (Unaudited)

1. Significant Accounting Policies:

Master Enhanced International Series (the "Series"), a non-diversified investment company, is part of Quantitative Master Series LLC (the "Master LLC"). The Master LLC is registered under the Investment Company Act of 1940, as amended, and is organized as a Delaware limited liability company. Prior to June 15, 2007, the Master LLC was organized as a Delaware statutory trust (the "Trust"). The Master LLC's Limited Liability Company Agreement (the "LLC Agreement") permits the directors (and prior to June 15, 2007, the Declaration of Trust permitted the Trustees) to issue non-transferable interests in the Series, subject to certain limitations. Throughout this report, the Trust and the Master LLC are referred to as the Master LLC and the Board of Trustees is referred to as the Board of Directors. The Series' financial statements are prepared in conformity with U.S. generally accepted accounting principles, which may require the use of management accruals and estimates. Actual results may differ from these estimates. These unaudited financial statements reflect all adjustments, which are, in the opinion of management, necessary to present a fair statement of the results for the interim period. All such adjustments are of a normal, recurring nature. The following is a summary of significant accounting policies followed by the Series.

(a) Valuation of investments - Equity securities that are held by the Series that are traded on stock exchanges or the NASDAQ Global Market are valued at the last sale price or official close price on the exchange, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price for long positions, and at the last available asked price for short positions. In cases where equity securities are traded on more than one exchange, the securities are valued on the exchange designated as the primary market by or under the authority of the Board of Directors of the Master LLC. Long positions traded in the over-the-counter ("OTC") market, NASDAQ Capital Market or Bulletin Board are valued at the last available bid price or yield equivalent obtained from one or more dealers or pricing services approved by the Board of Directors of the Master LLC. Short positions traded in the OTC market are valued at the last available asked price. Portfolio securities that are traded both in the OTC market and on a stock exchange are valued according to the broadest and most representative market.

Options written or purchased are valued at the last sale price in the case of exchange-traded options. Options traded in the OTC market are valued at the last asked price (options written) or the last bid price (options purchased). Swap agreements are valued based upon quoted fair valuations received daily by the Series from a pricing service or counterparty. Financial futures contracts and options thereon, which are traded on exchanges, are valued at their last sale price as of the close of such exchanges. Valuation of other short-term investment vehicles is generally based on the net asset value of the underlying investment vehicle or amortized cost.

Repurchase agreements are valued at cost plus accrued interest. The Series employs pricing services to provide certain securities prices for the Series. Securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Directors of the Master LLC, including valuations furnished by the pricing services retained by the Series, which may use a matrix system for valuations. The procedures of a pricing service and its valuations are reviewed by the officers of the Series under the general supervision of the Master LLC's Board of Directors. Such valuations and procedures will be reviewed periodically by the Board of Directors of the Master LLC.

Generally, trading in foreign securities, as well as U.S. government securities, money market instruments and certain fixed income securities, is substantially completed each day at various times prior to the close of business on the New York Stock Exchange ("NYSE"). The values of such securities used in computing the net assets of the Portfolio are determined as of such times. Foreign currency exchange rates are generally determined as of the close of business on the NYSE. Occasionally, events affecting the values of such securities and such exchange rates may occur between the times at which they are determined and the close of business on the NYSE that may not be reflected in the computation of the Series' net assets. If events (for example, a company announcement, market volatility or a natural disaster) occur during such periods that are expected to materially affect the value of such securities, those securities will be valued at their fair value as determined in good faith by the Master LLC's Board of Directors or by BlackRock Advisors, LLC (the "Manager"), an indirect, wholly owned subsidiary of BlackRock, Inc., using a pricing service and/or procedures approved by the Master LLC's Board of Directors.

(b) Derivative financial instruments - The Series may engage in various portfolio investment strategies to provide liquidity or as a proxy for a direct investment in securities underlying the Series' index. Losses may arise due to changes in the value of the contract due to an unfavorable change in the price of the underlying security or if the counterparty does not perform under the contract. The counterparty for certain instruments may pledge cash or securities as collateral.

o Financial futures contracts - The Series may purchase or sell financial futures contracts and options on such financial futures contracts. Financial futures contracts are contracts for delayed delivery of securities at a specific future date and at a specific price or yield. Upon entering into a contract, the Series deposits, and maintains, as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Series agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Series as unrealized gains or losses. When the contract is closed, the Series records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

o Options - The Series may purchase and write call and put options. When the Series writes an option, an amount equal to the premium received by the Series is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written. When a security is purchased or sold through an exercise of an option, the related premium paid (or received) is added to (or deducted from) the basis of the security acquired or deducted from (or added to) the proceeds of the security sold. When an option expires (or the Series enters into a closing transaction), the Series realizes a gain or loss on the option to the extent of the premiums received or paid (or a gain or loss to the extent that the cost of the closing transaction exceeds the premium paid or received).

      Written and purchased options are non-income producing investments.

o Forward foreign exchange contracts - The Series may enter into forward foreign exchange contracts as a hedge against either specific transactions or portfolio positions. The contract is marked-to-market daily and the change in market value is recorded by the Series as an unrealized gain or loss. When the contract is closed, the Series records a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed.

o Foreign currency options and futures - The Series may also purchase or sell listed or OTC foreign currency options, foreign currency futures and related options on foreign currency futures as a short or long hedge against possible variations in foreign exchange rates. Such transactions may be effected with respect to hedges on non-U.S. dollar-denominated securities owned by the Series, sold by the Series but not yet delivered, or committed or anticipated to be purchased by the Series.

(c) Foreign currency transactions - Transactions denominated in foreign currencies are recorded at the exchange rate prevailing when recognized. Assets and liabilities denominated in foreign currencies are valued at the exchange rate at the end of the period. Foreign currency transactions are the result of settling (realized) or valuing (unrealized) assets or liabilities expressed in foreign currencies into U.S. dollars. Realized and unrealized gains or losses from investments include the effects of foreign exchange rates on investments. The Series invests in foreign securities, which may involve a number of risk factors and special considerations, not present with investments in securities of U.S. corporations.

(d) Income taxes - The Series is classified as a partnership for federal income tax purposes. As such, each investor in the Series is treated as owner of its proportionate share of the net assets, income, expenses and realized and unrealized gains and losses of the Series. Therefore, no federal income tax provision is required. Under the applicable foreign tax law, a withholding tax may be imposed on interest, dividends and capital gains at various rates. It is intended that the Series' assets will be managed so an investor in the Series can satisfy the requirements of Subchapter M of the Internal Revenue Code.

(e) Security transactions and investment income - Security transactions are accounted for on the date the securities are purchased or sold (the trade dates). Realized gains and losses on security transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend dates. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Series has determined the ex-dividend date. Interest income is recognized on the accrual basis.

(f) Securities lending - The Series may lend securities to financial institutions that provide cash or securities issued or guaranteed by the U.S. government as collateral, which will be maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. The market value of the loaned securities is determined at the close of business of the Series and any additional required collateral is delivered to the Series on the next business day. Where the Series receives securities as collateral for the loaned securities, it collects a fee from the borrower. The Series typically receives the income on the loaned securities but does not receive the income on the collateral. Where the Series receives cash collateral, it may invest such collateral and retain the amount earned on such investment, net of any amount rebated to the borrower. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within five business days. The Series may pay reasonable finder's, lending agent, administrative and custodial fees in connection with its loans. In the event that the borrower defaults on its obligation to return borrowed securities because of insolvency or for any other reason, the Series also could suffer a loss where the value of the collateral falls below the market value of the borrowed securities, in the event of borrower default or in the event of losses on investments made with cash collateral.


(g) Recent accounting pronouncements - Effective June 29, 2007, the Series implemented Financial Accounting Standards Board ("FASB") Interpretation No. 48, "Accounting for Uncertainty in Income Taxes -- an interpretation of FASB Statement No. 109" ("FIN 48"). FIN 48 prescribes the minimum recognition threshold a tax position must meet in connection with accounting for uncertainties in income tax positions taken or expected to be taken by an entity, including investment companies, before being measured and recognized in the financial statements. Management has evaluated the application of FIN 48 to the Series, and has determined that the adoption of FIN 48 does not have a material impact on the Series' financial statements. The Series' files U.S. and various state tax returns. No income tax returns are currently under examination. The statute of limitations on the Series' tax returns remains open for the years ended December 31, 2003 through December 31, 2006.


In September 2006, Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("FAS 157"), was issued and is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. At this time, management is evaluating the implications of FAS 157 and its impact on the Series' financial statements, if any, has not been determined.

In addition, in February 2007, Statement of Financial Accounting Standards No. 159, The Fair Value Option for Financial Assets and Financial Liabilities" ("FAS 159"), was issued and is effective for fiscal years beginning after November 15,

2007. Early adoption is permitted as of the beginning of a fiscal year that begins on or before November 15, 2007, provided the entity also elects to apply the provisions of FAS 157. FAS 159 permits entities to choose to measure many financial instruments and certain other items at fair value that are not currently required to be measured at fair value. FAS 159 also establishes presentation and disclosure requirements designed to facilitate comparisons between entities that choose different measurement attributes for similar types of assets and liabilities. At this time, management is evaluating the implications of FAS 159 and its impact on the Series' financial statements, if any, has not been determined.


2. Investment Advisory Agreement and Transactions with Affiliates:

The Series has entered into an Investment Advisory Agreement with the Manager. Merrill Lynch & Co., Inc. ("Merrill Lynch") and The PNC Financial Services Group, Inc. are the principal owners of BlackRock, Inc.

The Manager is responsible for the management of the Series' portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Series. For such services, the Series pays a monthly fee at an annual rate of .01% of the average daily value of the Series' net assets. The Manager has agreed to a voluntary waiver with the Series under which the expenses incurred by the Series will not exceed .12%. This voluntary agreement expires December 31, 2007. For the six months ended June 30, 2007, the Manager earned fees of $8,736, all of which were waived. Also, the Manager reimbursed the Series in the amount of $48,306 in additional operating expenses. In addition, the Manager has entered into a sub-advisory agreement with BlackRock Investment Management, LLC ("BIM"), an affiliate of the Manager, under which the Manager pays BIM for services it provides a monthly fee at an annual rate that is a percentage of the management fee paid by the Fund to the Manager.

For the six months ended June 30, 2007, the Fund reimbursed the Manager $1,465 for certain accounting services.

In addition, Merrill Lynch, Pierce, Fenner & Smith Incorporated, a wholly owned subsidiary of Merrill Lynch, received $4,489 in commissions on the execution of portfolio security transactions for the Series for the six months ended June 30, 2007.

Certain officers and/or directors of the Master LLC are officers and/or directors of BlackRock, Inc. or its affiliates.

3. Investments:

Purchases and sales of investments, excluding short-term securities, for the six months ended June 30, 2007 were $96,680,855 and $78,717,117, respectively.

4. Short-Term Borrowings:

The Master LLC, on behalf of the Series, along with certain other funds managed by the Manager and its affiliates, is a party to a $500,000,000 credit agreement with a group of lenders, which expires November 2007. The Series may borrow under the credit agreement to fund shareholder redemptions and for other lawful purposes other than for leverage. The Series may borrow up to the maximum amount allowable under the Series' current prospectus and statement of additional information, subject to various other legal, regulatory or contractual limits. The Series pays a commitment fee of .06% per annum based on the Series' pro rata share of the unused portion of the credit agreement. Amounts borrowed under the credit agreement bear interest at a rate equal to, at each fund's election, the federal funds rate plus .35% or a base rate as defined in the credit agreement. The Series did not borrow under the credit agreement during the six months ended June 30, 2007.

Officers and Directors

Robert C. Doll, Jr. - President and Director
Donald W. Burton - Director
John Francis O'Brien - Director
David H. Walsh - Director
Fred G. Weiss - Director
Donald C. Burke - Vice President and Treasurer
Karen Clark - Fund Chief Compliance Officer
Alice A. Pellegrino - Secretary

      Custodian

      JPMorgan Chase Bank
      3 Chase MetroTech Center
      Brooklyn, NY 11245

Availability of Quarterly Schedule of Investments

      The Series files its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q. The Series' Forms N-Q are available on the SEC's Web site at http://www.sec.gov. The Series' Forms N-Q may also be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Series uses to determine how to vote proxies relating to portfolio securities is available (1) without charge, upon request, by calling toll-free 1-800-441-7762; (2) at www.blackrock.com; and (3) on the Securities and Exchange Commission's Web site at http://www.sec.gov. Information about how the Series voted proxies relating to securities held in the Series' portfolio during the most recent 12-month period ended December 31st is available (1) at www.blackrock.com; and (2) on the Securities and Exchange Commission's Web site at http://www.sec.gov.

Item 2 -   Code of Ethics - Not Applicable to this semi-annual report

Item 3 - Audit Committee Financial Expert - Not Applicable to this semi-annual report

Item 4 - Principal Accountant Fees and Services - Not Applicable to this semi-annual report

Item 5 -   Audit Committee of Listed Registrants - Not Applicable

Item 6 - Schedule of Investments - The registrant's Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.

Item 7 - Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies - Not Applicable

Item 8 - Portfolio Managers of Closed-End Management Investment Companies - Not Applicable

Item 9 - Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers - Not Applicable

Item 10 -  Submission of Matters to a Vote of Security Holders - The
           registrant's Nominating Committee will consider nominees to the Board recommended by shareholders when a vacancy becomes available. Shareholders who wish to recommend a nominee should send nominations which include biographical information and set forth the qualifications of the proposed nominee to the registrant's Secretary. There have been no material changes to these procedures.

Item 11 -  Controls and Procedures

11(a) - The registrant's principal executive and principal financial officers or persons performing similar functions have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act")) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities and Exchange Act of 1934, as amended.

11(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12 -  Exhibits attached hereto

12(a)(1) - Code of Ethics - Not Applicable to this semi-annual report

12(a)(2) - Certifications - Attached hereto

12(a)(3) - Not Applicable

12(b) -    Certifications - Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Master Enhanced International Series of Quantitative Master Series LLC


By: /s/ Robert C. Doll, Jr.
    -----------------------------------
    Robert C. Doll, Jr.,
    Chief Executive Officer of
    Master Enhanced International Series of Quantitative Master Series LLC

Date: August 20, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Robert C. Doll, Jr.
    -----------------------------------
    Robert C. Doll, Jr.,
    Chief Executive Officer of
    Master Enhanced International Series of Quantitative Master Series LLC

Date: August 20, 2007


By: /s/ Donald C. Burke
    -----------------------------------
    Donald C. Burke,
    Chief Financial Officer of
    Master Enhanced International Series of Quantitative Master Series LLC

Date: August 20, 2007